                               September 30, 1996

                       [Photo of Mt. Shuksan, Washington]

                                 ANNUAL REPORT

                               SAFECO Growth Fund

                              SAFECO Equity Fund

                               SAFECO Income Fund

                              SAFECO Northwest Fund

                         SAFECO International Stock Fund

                              SAFECO Balanced Fund

                        SAFECO Small Company Stock Fund

                           [SAFECO MUTUAL FUNDS LOGO]

LETTER FROM THE PRESIDENT
September 30, 1996

[PHOTO OF DAVID F. HILL]

DEAR SHAREHOLDER:

      Ambiguous economic indicators seemed to fuel investor unease, resulting in significant volatility in the financial markets over the last six months. Still, the net effect on the major asset classes was unsurprising: The broad stock market as measured by the S&P rose, bond values declined slightly, and money rates were relatively unchanged.

      Those who had bailed out of the stock market in fear of the "coming decline" missed out. Those of you who followed the rule of staying in the stock market, but only with money that you can tolerate moving up and down, were rewarded.

      The S&P was up and down, and down severely in July, but finished the six months with a 7.71% gain.

      While some market watchers heralded the July downturn as the end of the long-running bull market, it was not the case. The Dow Jones Industrial Average, closed the third quarter flirting with the 6000 barrier. And the S&P's latest 12-month return of 20.31% is far ahead of 14.95%, its average annual return over the last ten years. It is unrealistic to expect the stock market to continue to outgain its historical averages year after year. For that reason we advise that the money you need for nearer-term goals be invested in more stable investments.

      Small stocks proved more volatile than the larger market--gaining more in 1995 and giving back more in 1996. The Russell Small Company Index was up 15.79%, and NASDAQ gained 17.57% compared to the S&P's 20.31% gain for the year ended September 30. Returning 8.94%, international stocks as measured by the EAFE Index continued to substantially lag the U.S. market.

      Bond index returns were generally below their 10-year average annual return.

      Interest rates continued to rise during the six-month period, but the increase was less dramatic than that experienced in the first quarter of 1996. Thirty-year U.S. Treasury yields went from 6.67% on March 31 to 6.92% on September 30. Since June, rates have gyrated within a fairly narrow range, and the third quarter ended with interest rates basically unchanged.

      At this writing, bonds are earning their coupons and holding their values. This is what we want from bonds--income and relative stability of principal.

      Municipal bonds, long suppressed by cries for flat taxes, outperformed Treasury bonds during the last six months as the flat-tax advocates were eliminated from political contention.

      While the economy so far in 1996 has been more robust than we expected, its overall pace of growth has been modest, and recently has shown signs of moderating further.

      Despite rising nearly one full percentage point since January, interest rates remain near 30-year lows--levels that are more likely to contribute to growing, not to slowing the economy. Meanwhile, the inflation rate, which is reasonably low by historical standards, is slowly increasing. And, the Fed has declined to raise interest rates to brake the economy. We can only assume the Fed is watching to see if today's higher interest rates will adequately slow economic growth, effectively exorcising the specter of inflation.

                                TABLE OF CONTENTS

SAFECO Growth Fund ....................................................    6
SAFECO Equity Fund ....................................................   12
SAFECO Income Fund ....................................................   17
SAFECO Northwest Fund .................................................   23
SAFECO International Stock Fund .......................................   28
SAFECO Balanced Fund ..................................................   36
SAFECO Small Company Stock Fund .......................................   42
Financial Statements ..................................................   46
Notes to Financial Statements .........................................   52

      Our view on the economy is that we will see a slowing of GDP growth in 1997 and that inflation will remain under control. The year 1997 could be quite similar to 1996.

      And, while we will manage your portfolios with due care and caution given the current environment, our philosophy on investing has little to do with our economic outlook. Fund investors should select their investments based on their objectives, their time horizons and their comfort level.


/s/ David F. Hill, President
------------------------------
David F. Hill, President

                            PERFORMANCE INFORMATION
                               SEPTEMBER 30, 1996


SAFECO GROWTH FUND - SAFECO EQUITY FUND - SAFECO INCOME FUND
ILLUSTRATION OF A $10,000 INVESTMENT


                              INVESTMENT VALUE
                          AS OF SEPTEMBER 30, 1996
                          ------------------------

SAFECO EQUITY FUND                 $43,441
SAFECO GROWTH FUND                 $35,562
SAFECO INCOME FUND:                $28,182
S&P 500 INDEX: (W/DIVIDENDS)       $40,348

EQUITY FUND

                                            Equity          S&P
                                            ------         ------
                                09/30/86    10,000         10,000
                                10/31/86    10,335         10,577
                                11/30/86    10,335         10,834
                                12/31/86    10,377         10,558
                                01/31/87    11,411         11,980
                                02/28/87    11,411         12,453
                                03/31/87    12,190         12,812
                                04/30/87    11,978         12,698
                                05/31/87    11,978         12,809
                                06/30/87    12,267         13,456
                                07/31/87    13,240         14,138
                                08/31/87    13,240         14,665
                                09/30/87    13,627         14,344
                                10/31/87     9,698         11,254
                                11/30/87     9,698         10,327
                                12/31/87     9,646         11,113
                                01/31/88     9,646         11,580
                                02/28/88    10,462         12,117
                                03/31/88    11,279         11,744
                                04/30/88    11,257         11,874
                                05/31/88    11,093         11,975
                                06/30/88    11,595         12,525
                                07/31/88    11,526         12,477
                                08/31/88    11,333         12,054
                                09/30/88    11,867         12,568
                                10/31/88    11,867         12,917
                                11/30/88    12,076         12,732
                                12/31/88    12,086         12,954
                                01/31/89    12,086         13,900
                                02/28/89    12,906         13,553
                                03/31/89    12,922         13,869
                                04/30/89    12,922         14,589
                                05/31/89    13,716         15,108
                                06/30/89    14,221         15,093
                                07/31/89    14,221         16,455
                                08/31/89    15,487         16,776
                                09/30/89    15,679         16,707
                                10/31/89    15,710         16,319
                                11/30/89    15,819         16,650
                                12/31/89    16,412         17,050
                                01/31/90    15,050         15,906
                                02/28/90    15,191         16,113
                                03/31/90    15,754         16,540
                                04/30/90    15,298         16,128
                                05/31/90    16,776         17,697
                                06/30/90    16,750         17,579
                                07/31/90    16,450         17,522
                                08/31/90    14,713         15,940
                                09/30/90    13,996         15,165
                                10/31/90    13,698         15,102
                                11/30/90    14,445         16,076
                                12/31/90    15,006         16,523
                                01/31/91    15,775         17,240
                                02/28/91    16,712         18,471
                                03/31/91    17,184         18,918
                                04/30/91    17,536         18,963
                                05/31/91    18,241         19,779
                                06/30/91    17,070         18,873
                                07/31/91    18,215         19,752
                                08/31/91    18,501         20,220
                                09/30/91    18,250         19,883
                                10/31/91    18,549         20,149
                                11/30/91    17,388         19,339
                                12/31/91    19,194         21,548

                                01/31/92    20,336         21,147
                                02/28/92    20,680         21,422
                                03/31/92    19,751         21,006
                                04/30/92    19,914         21,622
                                05/31/92    19,732         21,727
                                06/30/92    18,308         21,404
                                07/31/92    19,056         22,277
                                08/31/92    18,271         21,820
                                09/30/92    18,324         22,078
                                10/31/92    19,209         22,154
                                11/30/92    20,478         22,906
                                12/31/92    20,972         23,187
                                01/31/93    21,667         23,381
                                02/28/93    21,686         23,699
                                03/31/93    22,851         24,199
                                04/30/93    22,329         23,614
                                05/31/93    24,167         24,244
                                06/30/93    24,266         24,315
                                07/31/93    23,935         24,217
                                08/31/93    25,276         25,134
                                09/30/93    25,979         24,935
                                10/31/93    26,663         25,451
                                11/30/93    26,808         25,209
                                12/31/93    27,454         25,514
                                01/31/94    29,100         26,382
                                02/28/94    28,371         25,667
                                03/31/94    27,281         24,550
                                04/30/94    28,159         24,864
                                05/31/94    28,975         25,272
                                06/30/94    27,931         24,653
                                07/31/94    28,646         25,462
                                08/31/94    30,389         26,503
                                09/30/94    30,269         25,856
                                10/31/94    30,835         26,436
                                11/30/94    30,225         25,473
                                12/31/94    30,182         25,850
                                01/31/95    30,402         26,520
                                02/28/95    31,197         27,551
                                03/31/95    31,450         28,364
                                04/30/95    32,294         29,198
                                05/31/95    33,115         30,363
                                06/30/95    33,936         31,068
                                07/31/95    34,472         32,096
                                08/31/95    35,432         32,176
                                09/30/95    36,803         33,534
                                10/31/95    36,346         33,413
                                11/30/95    37,524         34,880
                                12/31/95    37,805         35,553
                                01/31/96    38,816         36,762
                                02/28/96    39,162         37,104
                                03/31/96    39,564         37,460
                                04/30/96    40,405         38,012
                                05/31/96    41,346         38,991
                                06/30/96    42,111         39,139
                                07/31/96    40,495         37,411
                                08/31/96    40,918         38,201
                                09/30/96    43,441         40,348

GROWTH FUND

                                               Growth              S&P
                                               ------             ------
                              09/30/86         10,000             10,000
                              10/31/86         10,399             10,577
                              11/30/86         10,399             10,834
                              12/31/86         10,362             10,558
                              01/31/87         10,181             11,980
                              02/28/87         11,402             12,453
                              03/31/87         12,289             12,812
                              04/30/87         12,097             12,698
                              05/31/87         12,097             12,809
                              06/30/87         12,133             13,456
                              07/31/87         12,528             14,138
                              08/31/87         13,121             14,665
                              09/30/87         13,582             14,344
                              10/31/87         10,446             11,254
                              11/30/87         10,446             10,327
                              12/31/87         10,894             11,113
                              01/31/88         10,894             11,580
                              02/28/88         11,065             12,117
                              03/31/88         12,026             11,744
                              04/30/88         12,133             11,874
                              05/31/88         11,969             11,975
                              06/30/88         12,705             12,525
                              07/31/88         12,672             12,477
                              08/31/88         12,458             12,054
                              09/30/88         13,073             12,568
                              10/31/88         13,073             12,917
                              11/30/88         13,090             12,732
                              12/31/88         13,302             12,954
                              01/31/89         13,302             13,900
                              02/28/89         13,673             13,553
                              03/31/89         14,018             13,869
                              04/30/89         14,018             14,589
                              05/31/89         14,588             15,108
                              06/30/89         14,912             15,093
                              07/31/89         14,912             16,455
                              08/31/89         15,575             16,776
                              09/30/89         16,371             16,707
                              10/31/89         15,753             16,319
                              11/30/89         15,706             16,650
                              12/31/89         15,854             17,050
                              01/31/90         14,317             15,906
                              02/28/90         14,709             16,113
                              03/31/90         15,596             16,540
                              04/30/90         15,663             16,128
                              05/31/90         17,268             17,697
                              06/30/90         16,684             17,579
                              07/31/90         17,009             17,522
                              08/31/90         14,075             15,940
                              09/30/90         12,497             15,165
                              10/31/90         11,656             15,102
                              11/30/90         12,519             16,076
                              12/31/90         13,482             16,523
                              01/31/91         14,829             17,240
                              02/28/91         16,872             18,471
                              03/31/91         17,697             18,918
                              04/30/91         18,550             18,963
                              05/31/91         19,774             19,779
                              06/30/91         18,595             18,873
                              07/31/91         20,336             19,752
                              08/31/91         21,144             20,220
                              09/30/91         21,272             19,883
                              10/31/91         21,912             20,149
                              11/30/91         20,064             19,339
                              12/31/91         21,928             21,548

                              01/31/92         23,532             21,147
                              02/28/92         23,365             21,422
                              03/31/92         21,628             21,006
                              04/30/92         20,287             21,622
                              05/31/92         19,784             21,727
                              06/30/92         18,263             21,404
                              07/31/92         19,030             22,277
                              08/31/92         17,952             21,820
                              09/30/92         17,479             22,078
                              10/31/92         18,216             22,154
                              11/30/92         20,517             22,906
                              12/31/92         21,255             23,187
                              01/31/93         22,142             23,381
                              02/28/93         20,667             23,699
                              03/31/93         21,480             24,199
                              04/30/93         20,154             23,614
                              05/31/93         21,192             24,244
                              06/30/93         21,855             24,315
                              07/31/93         21,780             24,217
                              08/31/93         23,180             25,134
                              09/30/93         24,196             24,935
                              10/31/93         24,814             25,451
                              11/30/93         23,768             25,209
                              12/31/93         25,971             25,514
                              01/31/94         27,369             26,382
                              02/28/94         26,061             25,667
                              03/31/94         24,754             24,550
                              04/30/94         25,414             24,864
                              05/31/94         25,647             25,272
                              06/30/94         23,744             24,653
                              07/31/94         24,275             25,462
                              08/31/94         25,790             26,503
                              09/30/94         25,136             25,856
                              10/31/94         25,497             26,436
                              11/30/94         24,803             25,473
                              12/31/94         25,550             25,850
                              01/31/95         25,157             26,520
                              02/28/95         26,540             27,551
                              03/31/95         26,438             28,364
                              04/30/95         26,569             29,198
                              05/31/95         27,631             30,363
                              06/30/95         29,304             31,068
                              07/31/95         30,339             32,096
                              08/31/95         30,237             32,176
                              09/30/95         31,150             33,534
                              10/31/95         31,013             33,413
                              11/30/95         31,328             34,880
                              12/31/95         32,219             35,553
                              01/31/96         33,412             36,762
                              02/28/96         34,665             37,104
                              03/31/96         34,136             37,460
                              04/30/96         35,588             38,012
                              05/31/96         37,100             38,991
                              06/30/96         35,489             39,139
                              07/31/96         31,988             37,411
                              08/31/96         33,897             38,201
                              09/30/96         35,562             40,348

INCOME FUND


                                                   Income              S&P
                                                   ------             ------
                                         09/30/86  10,000             10,000
                                         10/31/86  10,373             10,577
                                         11/30/86  10,373             10,834
                                         12/31/86  10,564             10,558
                                         01/31/87  11,296             11,980
                                         02/28/87  11,296             12,453
                                         03/31/87  11,669             12,812
                                         04/30/87  11,447             12,698
                                         05/31/87  11,447             12,809
                                         06/30/87  11,461             13,456
                                         07/31/87  12,148             14,138
                                         08/31/87  12,148             14,665
                                         09/30/87  12,516             14,344
                                         10/31/87   9,855             11,254
                                         11/30/87   9,855             10,327
                                         12/31/87   9,805             11,113
                                         01/31/88   9,805             11,580
                                         02/28/88  10,410             12,117
                                         03/31/88  10,786             11,744
                                         04/30/88  10,786             11,874
                                         05/31/88  10,904             11,975
                                         06/30/88  11,425             12,525
                                         07/31/88  11,448             12,477
                                         08/31/88  11,257             12,054
                                         09/30/88  11,581             12,568
                                         10/31/88  11,581             12,917
                                         11/30/88  11,759             12,732
                                         12/31/88  11,667             12,954
                                         01/31/89  11,667             13,900
                                         02/28/89  12,191             13,553
                                         03/31/89  12,244             13,869
                                         04/30/89  12,244             14,589
                                         05/31/89  12,709             15,108
                                         06/30/89  13,106             15,093
                                         07/31/89  13,106             16,455
                                         08/31/89  13,897             16,776
                                         09/30/89  14,013             16,707
                                         10/31/89  13,485             16,319
                                         11/30/89  13,638             16,650
                                         12/31/89  13,908             17,050
                                         01/31/90  13,206             15,906
                                         02/28/90  13,266             16,113
                                         03/31/90  13,367             16,540
                                         04/30/90  12,866             16,128
                                         05/31/90  13,543             17,697
                                         06/30/90  13,488             17,579
                                         07/31/90  13,248             17,522
                                         08/31/90  12,266             15,940
                                         09/30/90  11,762             15,165
                                         10/31/90  11,479             15,102
                                         11/30/90  12,182             16,076
                                         12/31/90  12,413             16,523
                                         01/31/91  12,896             17,240
                                         02/28/91  13,638             18,471
                                         03/31/91  13,845             18,918
                                         04/30/91  13,996             18,963
                                         05/31/91  14,419             19,779
                                         06/30/91  14,056             18,873
                                         07/31/91  14,456             19,752
                                         08/31/91  14,894             20,220
                                         09/30/91  14,871             19,883
                                         10/31/91  15,026             20,149
                                         11/30/91  14,406             19,339
                                         12/31/91  15,299             21,548

                                         01/31/92  15,417             21,147
                                         02/28/92  15,466             21,422
                                         03/31/92  15,317             21,006
                                         04/30/92  15,764             21,622
                                         05/31/92  15,913             21,727
                                         06/30/92  15,971             21,404
                                         07/31/92  16,565             22,277
                                         08/31/92  16,444             21,820
                                         09/30/92  16,619             22,078
                                         10/31/92  16,313             22,154
                                         11/30/92  16,731             22,906
                                         12/31/92  17,054             23,187
                                         01/31/93  17,426             23,381
                                         02/28/93  17,757             23,699
                                         03/31/93  18,359             24,199
                                         04/30/93  18,108             23,614
                                         05/31/93  18,348             24,244
                                         06/30/93  18,443             24,315
                                         07/31/93  18,348             24,217
                                         08/31/93  18,951             25,134
                                         09/30/93  19,003             24,935
                                         10/31/93  19,335             25,451
                                         11/30/93  19,100             25,209
                                         12/31/93  19,195             25,514
                                         01/31/94  19,821             26,382
                                         02/28/94  19,378             25,667
                                         03/31/94  18,702             24,550
                                         04/30/94  18,921             24,864
                                         05/31/94  18,932             25,272
                                         06/30/94  18,654             24,653
                                         07/31/94  19,229             25,462
                                         08/31/94  19,838             26,503
                                         09/30/94  19,569             25,856
                                         10/31/94  19,535             26,436
                                         11/30/94  18,843             25,473
                                         12/31/94  18,985             25,850
                                         01/31/95  19,467             26,520
                                         02/28/95  20,075             27,551
                                         03/31/95  20,644             28,364
                                         04/30/95  21,086             29,198
                                         05/31/95  21,701             30,363
                                         06/30/95  21,969             31,068
                                         07/31/95  22,826             32,096
                                         08/31/95  22,991             32,176
                                         09/30/95  23,687             33,534
                                         10/31/95  23,427             33,413
                                         11/30/95  24,245             34,880
                                         12/31/95  24,748             35,553
                                         01/31/96  25,540             36,762
                                         02/28/96  25,602             37,104
                                         03/31/96  25,906             37,460
                                         04/30/96  26,008             38,012
                                         05/31/96  26,868             38,991
                                         06/30/96  27,205             39,139
                                         07/31/96  26,439             37,411
                                         08/31/96  26,937             38,201
                                         09/30/96  28,182             40,348

      The performance graphs compare a hypothetical $10,000 investment in each Fund to a hypothetical investment in a relevant market index. The relevant indexes shown are as follows:

- Standard & Poor's 500 Index (S&P 500) -- an index measuring the performance of 500 large-cap U.S. stocks

- Northwest 50(TM) Index -- an index measuring the performance of 50 companies doing business in the Pacific Northwest

The indexes are unmanaged and assume reinvestment of all dividends, and, unlike the Funds, do not reflect the payment of investment advisory fees and other expenses associated with an investment in the Funds. Fund total return assumes the reinvestment of all dividends and capital gain distributions. Returns are historical and not predictive of future performance.

SAFECO NORTHWEST FUND
ILLUSTRATION OF A $10,000 INVESTMENT


                              INVESTMENT VALUE
                          AS OF SEPTEMBER 30, 1996
                          ------------------------

SAFECO NORTHWEST FUND:                         $17,656
NORTHWEST 50(TM) INDEX: (W/DIVIDENDS)          $19,583
S&P 500 INDEX: (W/DIVIDENDS)                   $21,845

NORTHWEST FUND

                                                                                    NW 50
                                               NW                 S&P               Index
                                             ------              ------             ------
                                02/28/91     10,000              10,000             10,000
                                03/31/91     10,224              10,242             10,409
                                04/30/91     10,523              10,267             10,666
                                05/31/91     10,882              10,708             11,305
                                06/30/91     10,246              10,218             10,552
                                07/31/91     10,856              10,694             11,063
                                08/31/91     11,307              10,947             11,510
                                09/30/91     11,029              10,764             11,292
                                10/31/91     10,919              10,909             11,285
                                11/30/91     10,247              10,470             10,836
                                12/31/91     11,493              11,666             12,133
                                01/31/92     11,988              11,449             12,767
                                02/28/92     12,373              11,598             12,958
                                03/31/92     12,101              11,373             12,545
                                04/30/92     11,676              11,706             11,973
                                05/31/92     11,797              11,763             11,865
                                06/30/92     11,425              11,588             11,450
                                07/31/92     11,688              12,061             11,567
                                08/31/92     11,374              11,813             11,250
                                09/30/92     11,848              11,953             11,693
                                10/31/92     12,244              11,994             12,156
                                11/30/92     12,761              12,401             12,701
                                12/31/92     13,111              12,553             12,725
                                01/31/93     13,163              12,658             12,821
                                02/28/93     12,518              12,831             12,420
                                03/31/93     13,007              13,101             12,932
                                04/30/93     12,476              12,785             12,641
                                05/31/93     12,747              13,126             12,953
                                06/30/93     12,627              13,164             12,675
                                07/31/93     12,523              13,111             12,220
                                08/31/93     12,877              13,607             12,721
                                09/30/93     12,868              13,500             12,434
                                10/31/93     13,034              13,779             12,881
                                11/30/93     13,086              13,648             13,158
                                12/31/93     13,246              13,813             13,334
                                01/31/94     13,480              14,283             13,737
                                02/28/94     13,821              13,896             13,941
                                03/31/94     13,235              13,291             13,449
                                04/30/94     13,203              13,462             13,409
                                05/31/94     13,406              13,682             13,611
                                06/30/94     13,063              13,347             13,198
                                07/31/94     13,255              13,785             13,300
                                08/31/94     13,851              14,349             14,068
                                09/30/94     13,535              13,999             13,530
                                10/31/94     13,406              14,312             13,449
                                11/30/94     13,073              13,791             13,209
                                12/31/94     13,040              13,995             13,281
                                01/31/95     13,202              14,358             13,224
                                02/28/95     13,535              14,916             13,668
                                03/31/95     13,987              15,356             14,102
                                04/30/95     14,170              15,808             14,526
                                05/31/95     14,386              16,439             14,528
                                06/30/95     15,095              16,820             15,409
                                07/31/95     15,882              17,377             15,993
                                08/31/95     16,022              17,420             16,299
                                09/30/95     16,108              18,155             16,897
                                10/31/95     15,918              18,090             16,507
                                11/30/95     15,884              18,884             16,753
                                12/31/95     15,671              19,248             16,957
                                01/31/96     15,820              19,903             17,518
                                02/28/96     16,302              20,088             17,921
                                03/31/96     17,289              20,281             17,826
                                04/30/96     17,759              20,580             18,898
                                05/31/96     18,057              21,109             19,204
                                06/30/96     17,681              21,190             19,123
                                07/31/96     16,843              20,254             18,188
                                08/31/96     17,383              20,682             19,088
                                09/30/96     17,656              21,845             19,583

                                                                           10 Year or
AVERAGE ANNUAL TOTAL RETURN                  1 Year          5 Year      Since Inception
---------------------------                  ------          ------      ---------------
SAFECO Growth Fund                          14.16%          10.82%          13.53%
SAFECO Equity Fund                          18.04%          18.94%          15.82%
SAFECO Income Fund                          18.98%          13.64%          10.92%
S&P 500 Index                               20.31%          15.19%          14.95%

SAFECO Northwest Fund                        9.61%           9.87%          10.72%*
Composite NW 50(TM) Index                   15.89%          11.64%          12.79%*
S&P 500 Index                               20.31%          15.19%          15.02%*

* Graph, index, and average annual return data for the SAFECO Northwest Fund is measured from February 28, 1991. Inception date was February 7, 1991.

                            PERFORMANCE INFORMATION
                               SEPTEMBER 30, 1996

SAFECO INTERNATIONAL FUND
ILLUSTRATION OF A $10,000 INVESTMENT


                              INVESTMENT VALUE
                          AS OF SEPTEMBER 30, 1996
                          ------------------------

SAFECO INTERNATIONAL FUND:         $10,454
EAFE:                              $10,416


SAFECO BALANCED FUND
ILLUSTRATION OF A $10,000 INVESTMENT


                              INVESTMENT VALUE
                          AS OF SEPTEMBER 30, 1996
                          ------------------------

SAFECO BALANCE FUND:               $10,599
60% S&P/40% LEHMAN BROTHERS
   GOVERNMENT/CORPORATE INDEX:     $10,551

INTERNATIONAL FUND

                                                     EAFE    International
                                                    ------   -------------
                                     01/31/96       10,000        10,000
                                     02/28/96       10,036         9,940
                                     03/31/96       10,252        10,040
                                     04/30/96       10,552        10,290
                                     05/31/96       10,361        10,250
                                     06/30/96       10,422        10,240
                                     07/31/96       10,120         9,840
                                     08/31/96       10,144        10,240
                                     09/30/96       10,416        10,454

BALANCED FUND

                                                S&P - Lehman      Balanced Fund
                                                ------------      -------------
                             01/31/96              10,000             10,000
                             02/28/96               9,971              9,950
                             03/31/96               9,995             10,017
                             04/30/96              10,056             10,077
                             05/31/96              10,204             10,218
                             06/30/96              10,282             10,345
                             07/31/96              10,019             10,112
                             08/31/96              10,137             10,243
                             09/30/96              10,551             10,599

SAFECO Small Company Stock Fund
Illustration of a $10,000 Investment


                              Investment Value
                          As of September 30, 1996
                          ------------------------

SAFECO Small Company Stock Fund:    $12,183
Russell 2000:                       $11,085

SMALL COMPANY FUND

                     Russell 2000              Small Co.
                     ------------              ---------
01/31/96                10,000                  10,000
02/28/96                10,312                  10,150
03/31/96                10,522                  10,490
04/30/96                11,084                  11,550
05/31/96                11,521                  12,350
06/30/96                11,048                  12,030
07/31/96                10,083                  11,220
08/31/96                10,668                  11,910
09/30/96                11,085                  12,183

--------------------------------------------------------
                                      SINCE INCEPTION ON
TOTAL RETURN                           JANUARY 31, 1996
--------------------------------------------------------
SAFECO International Stock Fund               4.54%
EAFE                                          4.16%
--------------------------------------------------------
SAFECO Balanced Fund                          5.99%
60% S&P and 40% Lehman Brothers
  Government/Corporate                        5.51%
--------------------------------------------------------
SAFECO Small Company Fund                    21.83%
Russell 2000                                 10.85%
--------------------------------------------------------

[S]
        The performance graphs compare a hypothetical $10,000 investment in each Fund to a hypothetical investment in a relevant market index. The relevant indexes shown are as follows:

-- European, Asian and Far East Index (EAFE) -- widely accepted international index

-- Standard & Poor's 500 (60%) and Lehman Brothers Government/Corporate (40%) -- a blended index weighted 60% to a broad-based stock index and 40% to a bond index

-- Russell 2000 -- an index measuring the performance of 2000 small company stocks

        The indexes are unmanaged and assume reinvestment of all dividends, and, unlike the Funds, do not reflect the payment of investment advisory fees and other expenses associated with an investment in the Funds. Fund total return assumes the reinvestment of all dividends and capital gain distributions. Returns are historical and not predictive of future performance.

REPORT FROM THE FUND MANAGER
SAFECO GROWTH FUND
SEPTEMBER 30, 1996

      For the year ended September 30, 1996, SAFECO Growth returned 14.16% while, according to Lipper, the average growth fund returned 15.89%. The unmanaged S&P 500 returned 20.31% for the year just ended.

      We entered the six-month reporting period ahead of the Index and the peer group. Stumbles of specific stocks and the languishing of small company stocks in the summer caused the Fund to trail for the 12-month period. Still, we remained within 1.73% of the peer group.

      The good news is this: As prices declined, the Growth Fund was able to do some bargain hunting. PENEDERM, an emerging pharmaceutical company with products in late-stage development and collaborations with major companies, had its share price cut when the FDA delayed approval of one of its drugs. The Growth Fund happily bought more.

      After capturing a larger share of the varietal wine market, CANANDAIGUA WINE raised its prices (and earnings) when higher grape costs squeezed margins.

We reduced some of, but not all, our stake in HEALTH SYSTEMS INTERNATIONAL and DATASCOPE. Datascope, the leading manufacturer of cardiac assist systems used during open-heart surgery, suffered increased competition. As the company battled for market share, its margins and then its stock price fell.

      Business got tougher for Health Systems International as well. However, if the HMO is successful in its plans to merge with FOUNDATION HEALTH, they will forge a strong competitive force. These are good companies that have simply had problems, delaying the realization of their potential.

      We also bought more MICROS. Now our number two holding, MICROS Systems, is the leading point-of-sale company serving the hospitality industry. After missing earnings estimates, MICROS has tightened its belt and that is taking its stock higher.

      Taken together, MICROS, Seagate (a producer of high-end disk drives with a great balance sheet and cash flow) and a small holding in COMPUTER HORIZONS now comprise 15% of net assets.

      I increased holdings in three other stocks which have great earnings growth potential and valuation: AMERICAN BUILDINGS, FIBREBOARD and LIFELINE SYSTEMS. Fibreboard continues to make acquisitions in the building products area that add to, rather than dilute, its earning stream. American Buildings designs metal building structures which are cheap to build and simple to install.

      Lifeline Systems provides in-home monitoring services to elderly, disabled and medically at-risk individuals. As the population ages and pressure to cut medical costs grows, the market for this product increases.

                          [PHOTO OF THOMAS M. MAGUIRE]

      Lifeline, Penederm, Datascope and Health Systems International among them, drug and hospital supply companies now comprise 16% of net assets. People will use these products and services regardless of what the economy is doing. And, in most cases, their use will increase as the population ages.

      I sold CENTRAL PARKING after it doubled and added CREDIT ACCEPTANCE which is a specialized financial services company providing funding and collection services to automobile dealers. Thinking FAMILY GOLF would decline with the small company market, I sold a portion of our holdings and bought again at lower prices.

      My overriding concern is to pick stocks with great long-term prospects for capital appreciation. Over the last six months I have been able to build large positions in

                                                      (Continued on next page.)

                                   HIGHLIGHTS
                                     SAFECO
                                  GROWTH FUND
                            AS OF SEPTEMBER 30, 1996

Net Asset Capitalization Weightings
As a Percent of Net Assets
as of September 30, 1996
                                      [ PIE CHART ]

     1.   Large:    14% ($4 Bil. and above.)
     2.   Medium:    3% ($1 Bil. - $4 Bil.)
     3.   Small:    83% (Less than $1 Bil.)

Top Five Industries
As a Percent of Net Assets
as of September 30, 1996
                                      [ BAR CHART ]

Drugs & Hospital Supplies:     16%
Computer Systems:              15%
Financial Services:             9%
Food & Tobacco:                 7%
Building Materials:             7%

                                REPORT FROM THE
                              GROWTH FUND MANAGER
                                  (Continued)

fundamentally sound companies with excellent prospects at very reasonable valuations. I think we have a fund that is in really good shape for the long term.


/s/ Thomas M. Maguire
-----------------------
Thomas M. Maguire,
Growth Fund Manager

----------------

After completing his M.B.A. at the University of Washington, Thomas Maguire joined the company as an equity analyst in 1981 and today is a Vice President. From 1984 to 1989, he co-managed the SAFECO Equity Fund.

                            PORTFOLIO OF INVESTMENTS
                                     SAFECO
                                  GROWTH FUND
                            As of September 30, 1996

SHARES OR
PRINCIPAL AMOUNT                                                      VALUE (000's)
----------------                                                      -------------
COMMON STOCKS - 99.8%
BEVERAGES - 4.1%
        355,300 (b)  Canandaigua Wine Co., Inc. ......................    $ 7,372

BUILDING MATERIALS - 7.3%
         98,800 (b)  ABT Building Products Corp. .....................      1,976
        168,000 (b)  AMRE, Inc.                                             2,331
         27,000 (b)  Diamond Home Services, Inc. .....................        783
        228,000 (b)  Fibreboard Corp. ................................      7,980

CHEMICALS - 1.1%
         24,600      Cambrex Corp. ...................................        833
        188,200 (b)  Melamine Chemicals, Inc.  .......................      1,176

COMPUTER SOFTWARE - 1.6%
        159,300 (b)  Phoenix International Ltd., Inc. ................      2,788

COMPUTER SYSTEMS - 15.1%
         65,400 (b)  Computer Horizons Corp. .........................      1,864
        415,214 (b)+ MICROS Systems, Inc. ............................     12,249
        233,984 (b)  Seagate Technology, Inc. ........................     13,074

CONSTRUCTION & ENGINEERING - 5.2%
        355,100 (b)+ American Buildings Co. ..........................      9,410

CONSUMER PRODUCTS & SUPPLIERS - 0.4%
        202,000 (b)  Celebrity, Inc. .................................        707

DRUGS & HOSPITAL SUPPLIES - 16.1%
         50,000 (b)  Andrx Corp. .....................................        663
         70,000 (b)  Anesta Corp. ....................................        989
         80,000 (b)  Autonomous Technologies Corp. ...................        330
        264,200 (b)  Datascope Corp. .................................      4,557
        255,000 (b)  Ethical Holdings, plc (ADR) .....................      1,785
        503,550 (b)+ Lifeline Systems, Inc. ..........................      9,442
        255,200    + Medex, Inc. .....................................      3,732
        200,800 (b)  Molecular Devices Corp. .........................      2,108
        693,667 (b)+ Penederm, Inc. ..................................      4,682
         14,800 (b)  ResMed, Inc. ....................................        292
         45,900 (b)  Zonagen, Inc. ...................................        410

HIGHLIGHTS (Continued)
SAFECO GROWTH FUND
As of September 30, 1996

                                                                           PERCENT OF
TOP TEN HOLDINGS                                                           NET ASSETS
----------------                                                           ----------
Seagate Technology, Inc. ............................................         7.3%
  (Magnetic Disk Manufacturer)
MICROS Systems, Inc. ................................................         6.8%
  (Electronic Cash Register Manufacturer)
Philip Morris Cos., Inc. ............................................         6.5%
  (Food, Beverage & Tobacco Company)
Lifeline Systems, Inc. ..............................................         5.3%
  (Medical Instruments)
American Buildings Co. ..............................................         5.2%
  (Construction Products Company)
Fibreboard Corp. ....................................................         4.4%
  (Construction Products Company)
Canandaigua Wine Co., Inc. ..........................................         4.1%
  (Wine Manufacturer/Distributor)
Credit Acceptance Corp. .............................................         3.3%
  (Automobile Financing)
First Financial Caribbean Corp. (ADR) ...............................         3.0%
  (Mortgage Bank)
Harold's Stores, Inc. ...............................................         2.9%
  (Specialty Retailer)

TOP FIVE PURCHASES
(April to Sept.)                                                          COST
------------------                                                        ----
Lifeline Systems, Inc. ...............................                $6,030,286
Garden Botanika, Inc. ................................                 5,854,049
Family Golf Centers, Inc. ............................                 5,702,751
Credit Acceptance Corp. ..............................                 5,638,343
American Buildings Co. ...............................                 4,904,695

TOP FIVE SALES
(April to Sept.)                                                       PROCEEDS
----------------                                                       --------
*Central Parking Corp. .............................                 $11,549,965
*Chevron Corp. .....................................                  10,000,466
*Mobil Corp. .......................................                   9,034,899
*Kimberly-Clark Corp. ..............................                   8,751,834
Datascope Corp. ....................................                   4,140,009

--------

*Security sold, no longer in portfolio.

                               SAFECO GROWTH FUND
                            As of September 30, 1996

SHARES OR
PRINCIPAL AMOUNT                                                       VALUE (000's)
----------------                                                       ------------
ELECTRONICS - 4.6%
        105,060 (b)  Intermagnetics General Corp. .............          $  1,458
        205,700 (b)  JPM Co. ..................................             1,928
        179,000 (b)  Ultrak, Inc. .............................             4,923

FINANCIAL SERVICES - 8.5%
        217,700 (b)  Credit Acceptance Corp. ..................             5,987
         32,416      Cole Taylor Financial
                     Group, Inc. ..............................               972
        282,100 (b)+ First Enterprise
                     Financial Group, Inc. ....................             2,821
        247,600      First Financial
                     Caribbean Corp. (ADR) ....................             5,323
         16,000 (b)  Ugly Duckling Corp. ......................               214

FOOD & TOBACCO - 7.2%
        130,000      Philip Morris Cos., Inc. .................            11,668
        108,675 (b)+ Thorn Apple Valley, Inc. .................             1,291

HEALTH CARE - 3.8%
         53,500 (b)  Amrion, Inc. .............................             1,144
        185,000 (b)  Health Systems
                     International, Inc. ......................             5,249
         21,000 (b)  MedQuist, Inc. ...........................               425

HOMEBUILDING - 0.6%
         42,500 (b)  American Homestar Corp....................             1,033

HOSPITAL MANAGEMENT - 0.0%
         17,500 (b)  Laboratory Specialists of
                     America, Inc..............................                46

HOUSEHOLD PRODUCTS - 2.0%
        325,200 (b)  Lifetime Hoan Corp. ......................           $ 3,333
        150,000 (b)  Media Arts Group, Inc. ...................               206

LEISURE TIME - 2.3%
        130,400 (b)  Family Golf Centers, Inc. .................            3,782
         80,000 (b)  Laser Storm, Inc. Common .................               180
         80,000 (b)  Laser Storm, Inc. Warrants................               100

MANUFACTURING - 2.4%
         75,600 (b)  Industrial Training Corp..................               491
        272,500 (b)  Maverick Tube Corp. ......................             3,815

OFFICE EQUIPMENT & SUPPLIES - 1.3%
        236,100 (b)+ Open Plan Systems, Inc....................             2,302

POLLUTION CONTROL - 1.6%
        156,000 (b)  Tetra Technologies, Inc...................             2,867

RESTAURANTS - 2.8%
         92,400 (b)  New York Bagel Enterprises ...............               832
        535,600 (b)  NPC International, Inc. ..................             4,218

RETAIL - 4.4%
        206,000 (b)  Damark International, Inc. ...............             2,652
        370,823 (b)+ Harold's Stores, Inc. ....................             5,284

                       SEE NOTES TO FINANCIAL STATEMENTS

RETAIL - SPECIALTY - 6.9%
          92,600 -  Aaron Rents, Inc. ....................              $791,204
         500,000 -  American Coin
                    Merchandising, Inc. ..................                 3,000
         188,500 -  Garden Botanika, Inc. ................                 2,121
          19,200 -  Renters Choice, Inc. .................                   360
         212,600 -  Rent-Way, Inc. .......................                 2,684
         293,900 -  West Coast
                    Entertainment Corp. ..................                 2,976

TELECOMMUNICATIONS - 0.5%
         70,000  -  EIS International, Inc................                   980

TOTAL COMMON STOCKS                                                      179,402
                                                                         -------

TEMPORARY INVESTMENTS - 0.9%
    Investment Companies:
         1,653,859    Temporary Investments Co.
                           (Prime Portfolio)                               1,654
                                                                           -----

         TOTAL TEMPORARY INVESTMENTS                                       1,654
                                                                           -----

TOTAL INVESTMENTS - 100.7%                                               181,056
Liabilities, less Other Assets                                            (1,282)
                                                                         -------
NET ASSETS                                                              $179,774
                                                                        ========

        (b) Non-income producing security.
         + Affiliated issure as defined by the Investment Company Act of 1940 (the Fund's investment advisor controls 5% or more of the outstanding voting shares of the Company).

                       SEE NOTES TO FINANCIAL STATEMENTS

REPORT FROM THE FUND MANAGER
SAFECO EQUITY FUND
SEPTEMBER 30, 1996

      Up 18.04% for the 12 months ended September 30, SAFECO Equity Fund is ahead of its peer group, but slightly behind the S&P 500. For the six months, your fund beat both the broad market and the peer group. The Fund returned 9.80%, for the half-year ended September 30. For the same period, the Lipper average total return for growth and income funds was 6.37%, and the S&P 500 was up 7.71%. The Fund's 12-month total return lagged the S&P due to the 43% price decline that ADVANCED MICRO DEVICES suffered in the fourth quarter of 1995. We sold the stock early in 1996.

      The Fund's success in the last six months is due mainly to picking up excellent companies at good prices. Setting buy targets and keeping companies in my sights were especially fruitful in the technology arena in the last six months.

      ORACLE (database software) came into range in April. We bought, and it took off so strongly that I've taken some profits. SEAGATE (high-end disk drives) was another big purchase during the second quarter.

                            [PHOTO OF RICH MEAGLEY]

      Positions we had established earlier also did well: INTEL (computer processor chips) experienced a 68% gain, and our shares in MICROSOFT (software) climbed 28% over the six months. Equipment manufacturers MOTOROLA and HEWLETT-PACKARD complete the list of our other technology holdings. Combined, our computer hardware and software stocks now account for 8% of net assets and every name we own is a world-class company.

      As I set a buy price, so I set a sell price, and I sell when a stock rises to it. Such was the case with WARNER-LAMBERT. I took profits there and moved into BRISTOL-MYERS. I think Bristol can grow faster than its price currently reflects. It has a new CFO with ambitious cost-cutting plans, new drugs coming to market and an expanding sales force.

      I bought SMITHKLINE after its price fell on a "turndown" by the Food and Drug Administration. SmithKline has lots of drugs pending approval, and an improving over-the-counter business.

      Frankly, I'm currently concerned about corporate earnings matching expectations. Hence, companies with cost-cutting ability and a decent dividend are particularly attractive to me. Those qualities can support return, especially in times when missed earnings are likely to drag down share prices.

      The petroleum companies, which comprise our fourth largest industry sector, provide good yields and cost-cutting potential.

      I anticipate savings from BURLINGTON NORTHERN'S merger with SANTA FE and, if it's approved, BELL-ATLANTIC'S union with NYNEX. Merger-inspired cost cutting continues at KIMBERLY-CLARK and CHASE MANHATTAN. In fact, things are proceeding so well at Chase, I bought more, making it our largest holding.

      I sold all the CITICORP when it hit our target. And I lightened our insurance holdings from five companies to two in favor of other financial institutions with higher growth potential. One such company is credit card provider ADVANTA CORP.

      I swapped out of SALOMON to build a position in FEDERAL HOME LOAN MORTGAGE CORP. (Freddie Mac). We also own FEDERAL NATIONAL MORTGAGE ASSOCIATION (Fannie
Mae), which means we own the market for residential mortgages, and it's growing strongly.

      BLOCKBUSTER'S lackluster performance returned its parent, VIACOM, to our price range, and I bought more of it. I still like its potential, especially for international growth.

                                                       (Continued on next page.)

                                   HIGHLIGHTS
                                     SAFECO
                                  EQUITY FUND
                            AS OF SEPTEMBER 30, 1996

Net Asset Capitalization Weightings
As a Percent of Net Assets
as of September 30, 1996

                                  [PIE CHART]

1.   Large:           90% ($4 Bil. and above)
2.   Medium:           7% ($1 Bil. - $4 Bil.)
3.   Cash and Other:   3%


Top Five Industries
As a Percent of Net Assets
as of September 30, 1996

                                  [BAR CHART]

Drugs & Hospital Supplies:     9%
Banking & Finance:             8%
Financial Services:            8%
Petroleum & Petroleum
   Services:                   7%
Utilities-Telephone:           6%

                               SAFECO EQUITY FUND
                            As of September 30, 1996


                                                                           PERCENT OF
TOP TEN HOLDINGS                                                           NET ASSETS
----------------                                                           ----------
Chase Manhattan Corp. ...............................................         5.4%
  (Bank)
SmithKline Beecham, plc (ADR) .......................................         3.2%
  (Pharmaceutical Company)
Federal National Mortgage Association ...............................         3.0%
  (Mortgage Broker)
NationsBank Corp. ...................................................         2.8%
  (Bank)
Viacom, Inc. ........................................................         2.6%
  (Entertainment & Communication)
Kimberly-Clark Corp. ................................................         2.6%
  (Manufacturing & Marketing
  Personal Care Products)
ConAgra, Inc. .......................................................         2.6%
  (Agricultural Products)
Mobil Corp. .........................................................         2.6%
  (Oil/Gas Exploration & Production)
General Electric Co. ................................................         2.5%
  (Manufacturing & Communication)
Philip Morris Cos., Inc. ............................................         2.5%
  (Food, Beverages & Tobacco Company)


TOP FIVE PURCHASES
(April to Sept.)                                                         COST
------------------                                                       ----
SmithKline Beecham, plc (ADR) ........................               $19,102,511
Seagate Technology, Inc. .............................                17,219,858
AMP, Inc. ............................................                16,404,273
Bristol-Myers Squibb Co. .............................                16,204,438
Advanta Corp. ........................................                16,188,244


TOP FIVE SALES
(April to Sept.)                                                      PROCEEDS
--------------                                                        --------
*Salomon, Inc. ......................................                $21,116,204
*Citicorp ...........................................                 17,373,974
*Warner-Lambert Co. .................................                 16,000,670
*Texaco, Inc. .......................................                 14,762,362
*American General Corp. .............................                 13,324,838

--------------

*Security sold, no longer in portfolio.

REPORT FROM THE
EQUITY FUND MANAGER
(Continued)

      Other significant holdings fit our high-quality criteria: CONAGRA, which operates along the entire food chain, and PEPSICO, which focuses on fast and convenient food, are classic growth and income stocks. AMP (electronic connection devices) is another great company. Already about three times as large as its nearest competitor, AMP is gaining market share in a growing industry.

      Equity Fund's portfolio is about 90 percent large capitalization companies (over $4 billion). This is no surprise. The type of companies I'm looking for -- well-run companies with long-term, proven growth records -- tend to become large companies.

      What the future holds for the stock market, or even what this portfolio will hold six months from now, I can't say. However, I will predict with absolute confidence that our investment style will remain the same. And, it is my ardent belief that performance will follow.


/s/ Rich Meagley
----------------------------------
Rich Meagley, Equity Fund Manager

-----------

Rich Meagley joined SAFECO in 1983. After advancing from analyst to Northwest Fund Manager, he left the company. He re-joined in January 1995 as Equity Fund Manager. He holds an M.B.A. from the University of Washington, and is a Chartered Financial Analyst.

                            PORTFOLIO OF INVESTMENTS
                               SAFECO EQUITY FUND
                            As of September 30, 1996

SHARES OR
PRINCIPAL AMOUNT                                                     VALUE (000'S)
----------------                                                     ------------
COMMON STOCKS - 97.0%

AUTOS & AUTO PARTS - 2.2%
        510,000     Echlin, Inc. ...........................             $16,001

BANKING & FINANCE - 8.1%
        485,400     Chase Manhattan Corp. ..................              38,893
        230,000     NationsBank Corp. ......................              19,981

BEVERAGES  - 1.9%
        500,000     PepsiCo, Inc. ..........................              14,125

BROADCAST MEDIA - 4.8%
        535,000(b)  Viacom, Inc. (Class B) .................              18,992
        250,000     Walt Disney Co. ........................              15,844

CHEMICALS - 2.1%
        175,000     Du Pont (E.I.) De Nemours & Co..........              15,444

COMPUTER SOFTWARE - 3.6%
        100,000(b)  Microsoft Corp. ........................              13,187
        300,000(b)  Oracle Corp. ...........................              12,769

COMPUTER SYSTEMS - 4.3%
        285,000     Hewlett-Packard Co. ....................              13,894
        310,000(b)  Seagate Technology, Inc. ...............              17,321

DRUGS & HOSPITAL SUPPLIES - 9.4%
        200,000     American Home
                    Products Corp. .........................              12,750
        175,000     Bristol-Myers Squibb Co. ...............              16,866
        256,000     Schering-Plough Corp. ..................              15,744
         30,000     SmithKline Beecham, plc (ADR)...........              23,133

ELECTRICAL EQUIPMENT - 4.7%
        415,000     AMP, Inc. ..............................              16,081
        200,000     General Electric Co. ...................              18,200

ELECTRONICS - 3.7%
        160,000     Intel Corp. ............................              15,270
        220,000     Motorola, Inc. .........................              11,357

FINANCIAL SERVICES - 7.6%
        365,000     Advanta Corp. (Class B) ................              15,604
        180,000     Federal Home Loan Mortgage Corp. .......              17,617
        620,000     Federal National Mortgage Association ..              21,622

FOOD & TOBACCO - 5.1%
        384,162     ConAgra, Inc. ..........................              18,920
        200,000     Philip Morris Cos., Inc. ...............              17,950

HOUSEHOLD PRODUCTS - 4.9%
        191,000     Colgate-Palmolive Co. ..................              16,593
        215,100     Kimberly-Clark Corp. ...................              18,956

INSURANCE - 4.0%
        142,000     American International Group, Inc. .....              14,306
        250,000     ITT Hartford Group, Inc. ...............              14,750

MANUFACTURING - 0.6%
         64,500     AlliedSignal, Inc. .....................               4,249

PAPER & FOREST PRODUCTS - 1.6%
        180,000     Willamette Industries, Inc. ............              11,790

                       SEE NOTES TO FINANCIAL STATEMENTS

                               SAFECO EQUITY FUND
                            As of September 30, 1996


SHARES OR
PRINCIPAL AMOUNT                                                     VALUE (000'S)
----------------                                                     ------------
PETROLEUM & PETROLEUM SERVICES - 6.8%
        200,000     Exxon Corp. ............................            $ 16,650
        162,000     Mobil Corp. ............................              18,751
         87,000     Royal Dutch Petroleum Co. (ADR) ........              13,583

POLLUTION CONTROL - 2.0%
        575,000     Browning-Ferris Industries, Inc. .......              14,375

RETAIL - 5.5%
        289,000     Albertson's, Inc. ......................              12,174
        301,000     May Department Stores Co. ..............              14,636
        500,000     Wal-Mart Stores, Inc. ..................              13,188

TELECOMMUNICATIONS - 2.4%
        335,000     AT&T Corp. .............................              17,504

TRANSPORTATION - 4.2%
        175,000     Burlington Northern Santa Fe ...........              14,766
        210,000     Union Pacific Corp. ....................              15,383

UTILITIES-ELECTRIC DISTRIBUTION - 2.0%
        647,400     Houston Industries, Inc. ...............              14,324

UTILITIES-TELEPHONE - 5.5%
        250,000     Bell Atlantic Corp. ....................              14,969
        284,200     Century Telephone Enterprises ..........               9,769
        403,400     GTE Corp. ..............................              15,531
                                                                        --------
TOTAL COMMON STOCKS                                                      703,812
                                                                        --------

TEMPORARY INVESTMENTS - 6.3%

U.S. AGENCY NOTES:
$45,985,000         Federal Home Loan Mortgage Corp.
                    5.70%, due 10/01/96....................               45,985
                                                                        --------
TOTAL TEMPORARY INVESTMENTS                                               45,985
                                                                        --------
TOTAL INVESTMENTS - 103.3%..................................             749,797
Liabilities, less Other Assets..............................             (23,817)
                                                                        --------
NET ASSETS..................................................            $725,980
                                                                        ========

---------

(b) Non-income producing security


SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                               SAFECO Income Fund
                               September 30, 1996


      It has been a great year for the SAFECO Income Fund. For the 12 months ended September 30, 1996, the Fund returned 18.98% compared to 16.83%, the average return of 176 equity-income funds reported by Lipper. Furthermore, in the past six months the Fund has beat the peer group and the S&P. SAFECO Income returned 8.78%, versus 7.71% for the S&P 500 and 5.57% for the average equity-income fund according to Lipper.

I set two goals when I took over SAFECO Income Fund six months ago. One, to maintain the Fund's premium yield and resiliency in down markets, and two, to participate more fully in periods of growth in the markets. With those objectives, the portfolio has gone through a bit of a face-lift. The holdings of the portfolio have been tailored for more capital appreciation potential, while the yield and down market protection have been preserved by maintaining a fairly high level of convertible securities (35.1% of assets at September 30). Those convertibles helped us beat the S&P's yield, but also kept us slightly behind its total return for the 12-month period.

                             [PHOTO OF THOMAS RATH]

      I have reduced significantly the portfolio's exposure to banks, railways, and real estate investment trusts and replaced these with issues in more consistent growth areas, such as technology and non-bank financials.

      On the technology side, one computer services convertible I have been very pleased with is FIRST FINANCIAL MANAGEMENT. This security pays a 5% coupon and is convertible into FIRST DATA CORP., a company with dominant market share in the fast growing industry of credit card processing. Credit card usage is growing at a brisk pace, and I expect this company to grow with it.

      Another company I am very bullish on is SEAGATE TECHNOLOGY, which through the three securities that are convertible to Seagate stock comprises our largest holding. Seagate dominates the high-end disk-drive market and I believe the future demand for digital storage devices is very

(Continued on next page.)

                                   HIGHLIGHTS
                                     SAFECO
                                  INCOME FUND
                            As of September 30, 1996

Net Asset Capitalization Weightings
(of Common & Preferred Stocks)
As a Percent of Net Assets
As of September 30, 1996

                                   [PIE CHART]

1.  Large:               49% ($4 Bil. and Above.)

2.  Medium:               3% ($1 Bil. - $4 Bil.)

3.  Preferred Stocks:    16%

4.  Small:               12% (Less than $1 Bil.)

5.  Bonds:               19%

6.  Cash and Other        1%

Top Five Industries
As a Percent of Net Assets
as of September 30, 1996
                                   [BAR CHART]

Petroleum & Petroleum Services:    9%
Banking & Finance:                 7%
Computer Systems:                  7%
Food & Tobacco:                    7%
Retail:                            6%


                                REPORT FROM THE
                              INCOME FUND MANAGER
                                  (Continued)

exciting. Seagate has a very strong balance sheet, generates good cash flow, and is trading at a low nine times earnings.

      Smaller positions in other technology stocks with consistent growth and reasonable prices have also been added to the portfolio. Examples of these include MICROS SYSTEMS (point-of-sale technology) at 1.3% of assets; HEWLETT-PACKARD, 0.9% of net assets; and 3COM (local area networks) at 0.9% of net assets.

      In the financial sector, I have reduced the bank holdings and added nonbank financials such as FEDERAL NATIONAL MORTGAGE and MEDALLION FINANCIAL. In addition, I sold the higher-yielding insurance issues in HARTFORD STEAM BOILER INSPECTION and AMERICAN GENERAL, and have replaced them with ITT HARTFORD and AMERICAN BANKERS INSURANCE GROUP. I have been very pleased with these stocks as they contributed gains of 22% and 18% respectively.

      My approach to asset management is to find stocks of companies with the ability to grow earnings at a faster pace than the broader market and that are trading at reasonable prices. The companies I like tend to have high market shares, strong balance sheets, good levels of cash flow, and are participating in growing industries.

      While I cannot predict the direction of the market, conditions should stay favorable as long as inflation remains subdued and economic growth stays in the desirable range of 2%-4%. Regardless of the market environment, I believe you have a diversified portfolio positioned to benefit from a strong market while maintaining its reputation for above average current income and excellent performance in down markets.


/s/ Thomas Rath
-----------------------
Thomas Rath
Income Fund Manager

-------

In addition to being an equity and convertible securities portfolio manager at SAFECO, Rath has been an analyst and portfolio manager at First Interstate Bank and a principal at Meridian Capital Management. He holds an MBA from the University of Washington and is a Chartered Financial Analyst.

                             HIGHLIGHTS (Continued)
                               SAFECO INCOME FUND
                            As of September 30, 1996

                                         PERCENT OF
TOP TEN HOLDINGS                         NET ASSETS
----------------                         ----------

Philip Morris Cos., Inc. ...........         4.5%
  (Food, Beverage & Tobacco Company)
American Home Products Corp. .......         3.4%
  (Pharmaceuticals)
GTE Corp. ..........................         3.0%
  (Telephone Company)
Texaco, Inc. .......................         2.8%
   (Oil Company)
First Financial Management
  5.00%, due 12/15/99 ..............         2.6%
  (Information Processor)
GATX Corp. $3.875 Cumulative
  Convertible ......................         2.4%
  (Railway & Terminal Operator)
Royal Dutch Petroleum Co. ..........         2.4%
  (Oil Company)
ITT Hartford Group, Inc. ...........         2.3%
  (Insurance Company)
Kimberly-Clark Corp. ...............         2.2%
  (Manufacturing & Marketing
  Personal Care Products)
Chase Manhattan Corp. ..............         2.2%
  (Bank)

TOP FIVE PURCHASES
(April to Sept.)                                                         COST
------------------                                                       ----
Philip Morris Cos., Inc. ............................                $11,795,513
First Financial Management
  5.00%, due 12/15/99 ...............................                  5,982,000
Medallion Financial Corp. ...........................                  4,928,240
ITT Hartford Group, Inc. ............................                  4,819,730
Chase Manhattan Corp. ...............................                  4,754,564

TOP FIVE SALES
(April to Sept.)                                                       PROCEEDS
---------------                                                        --------
*Weyerhaeuser Co. ....................................                $6,745,735
*BankAmerica Corp. ...................................                 5,664,402
*Union Pacific Corp. .................................                 5,438,111
*Polaris Industries, Inc. ............................                 4,702,108
*American General Corp. ..............................                 4,252,426

--------

*Security sold, no longer in portfolio.

PORTFOLIO OF INVESTMENTS
SAFECO Income Fund
As of September 30, 1996


SHARES OR
PRINCIPAL AMOUNT                                                     VALUE (000'S)
----------------                                                     ------------
COMMON STOCKS - 64.3%

BANKING & FINANCE - 5.2%
         35,000     Boatmen's Bancshares, Inc. .............             $ 1,956
         70,000     Chase Manhattan Corp. ..................               5,609
         46,100     Norwest Corp. ..........................               1,884
        105,000     US Bancorp .............................               4,147

COMMERCIAL SERVICES - 1.2%
        118,600     American List Corp. ....................               3,217

COMPUTER SERVICES - 1.2%
         65,000     Keane, Inc. ............................               3,120

COMPUTER SYSTEMS - 2.2%
         50,000     Hewlett-Packard Co. ....................               2,438
        114,000 (b)+MICROS Systems, Inc. ...................               3,363

CONGLOMERATES - 2.2%
         80,000     Minnesota Mining &
                    Manufacturing Co........................               5,590

COSMETICS - 0.4%
         25,000     International Flavors &
                    Fragrances, Inc.........................               1,091

DRUGS & HOSPITAL SUPPLIES - 4.2%
        140,000     American Home
                    Products Corp. .........................               8,925
         30,000     Merck and Co., Inc. ....................               2,111

ELECTRICAL EQUIPMENT & ELECTRONICS - 3.4%
        110,000     AMP, Inc. ..............................               4,262
         50,000     General Electric Co. ...................               4,550

FINANCIAL SERVICES - 5.0%
        140,000     Federal National
                    Mortgage Association ...................             $ 4,882
        100,000     H&R Block, Inc. ........................               2,975
        350,000 (b) Medallion Financial Corp. ..............               5,075

FOOD & TOBACCO - 6.2%
         90,000     ConAgra, Inc. ..........................               4,432
        130,000     Philip Morris Cos., Inc. ...............              11,668

HOUSEHOLD PRODUCTS - 4.2%
         60,000     Colgate-Palmolive Co. ..................               5,212
         65,000     Kimberly-Clark Corp. ...................               5,728

INSURANCE - 2.3%
        100,000     ITT Hartford Group, Inc. ...............               5,900

LEISURE TIME - 1.7%
        230,000     Sturm, Ruger & Co., Inc. ...............               4,514

PETROLEUM & PETROLEUM SERVICES - 7.7%
         50,000     Exxon Corp. ............................               4,162
         20,000     Mobil Corp. ............................               2,315
         40,000     Royal Dutch
                    Petroleum Co. (ADR) ....................               6,245
         80,000     Texaco, Inc. ...........................               7,360

POLLUTION CONTROL - 2.1%
        275,900     Landauer, Inc. .........................               5,484

REAL ESTATE INVESTMENT TRUSTS - 1.7%
        148,600     Omega Healthcare
                    Investors, Inc..........................               4,458

RETAIL - 3.7%
         45,000     J.C. Penney Co., Inc. ..................               2,436
         90,000     May Department Stores Co. ..............               4,376
         62,039     Sears, Roebuck & Co. ...................               2,776

                       SEE NOTES TO FINANCIAL STATEMENTS

SHARES OR
PRINCIPAL AMOUNT                                                   VALUE (000'S)
----------------                                                    ------------

RETAIL - GROCERS - 1.1%
         70,000     American Stores Co. ....................              $2,800

TELECOMMUNICATIONS - 0.8%
         40,000     AT&T Corp. .............................               2,090

UTILITIES - ELECTRIC - 3.6%
        220,000     Houston Industries, Inc. ...............               4,868
        125,000     NIPSCO Industries, Inc. ................               4,469

UTILITIES - GAS DISTRIBUTION - 1.2%
        135,000     Northwest Natural Gas Co................               3,105

UTILITIES - TELEPHONE - 3.0%
        200,000     GTE Corp. ..............................               7,700
                                                                        --------
TOTAL COMMON STOCKS                                                      167,293
                                                                        --------

PREFERRED STOCKS - 15.7%

BANKING & FINANCE - 2.0%
         35,300     Washington Mutual Savings Bank
                    Series C 6.00% Convertible..............               5,171

COMPUTER SERVICES - 1.5%
         75,000 #   Vanstar Financing Trust
                    6.75% Convertible.......................               3,881

CONTAINERS - 1.8%
        100,000     Crown Cork & Seal
                    4.50% due,
                    6/21/01 Convertible.....................               4,600

FINANCIAL - MISC. - 1.7%
        110,000     Advanta Corp.
                    Class B Series 95 SAILS.................               4,593

FOOD & TOBACCO - 0.6%
        300,000     RJR Nabisco Holdings Corp.
                    $0.835 Convertible......................               1,613

INSURANCE - 1.2%
         52,000     American Bankers Insurance
                    Series B Convertible....................             $43,068

PAPER & FOREST PRODUCTS - 1.3%
         70,400     James River Corp. of Virginia
                    $3.375 Cumulative Convertible
                    Exchangeable............................               3,344

POLLUTION CONTROL - 1.8%
        160,000     Browning Ferris Industries, Inc.
                    7.25% "ACES"............................               4,560

TRANSPORTATION - 3.8%
        110,000     GATX Corp.  $3.875 Cumulative
                    Convertible.............................               6,270
         37,000     Interpool, Inc.
                    5.75% Convertible.......................               3,695
                                                                        --------

TOTAL PREFERRED STOCKS                                                    40,795
                                                                        --------

CORPORATE BONDS - 19.4%

CONVERTIBLE SUBORDINATED DEBENTURES:

COMPUTER SERVICES - 2.6%
         $3,500,000        First Financial Management
                           5.00%, due 12/15/99...................        6,755

COMPUTER SYSTEMS - 5.0%
          4,350,000        Conner Peripherals
                           6.75%, due 3/01/01....................        4,616
          3,000,000        Conner Peripherals
                           6.50%, due 3/01/02....................        3,412
          2,200,000        Seagate Technology, Inc.
                           5.00%, due 11/01/03...................        4,870

DRUGS & HOSPITAL SUPPLIES - 0.9%
          2,400,000        Bindley Western Industries, Inc.
                           6.50%, due 10/01/02...................        2,484


                       SEE NOTES TO FINANCIAL STATEMENTS

                               SAFECO INCOME FUND
                            As of September 30, 1996


SHARES OR
PRINCIPAL AMOUNT                                                   VALUE (000's)
----------------                                                   -------------
ELECTRICAL EQUIPMENT - 2.0%
        $4,932,000         Cooper Industries, Inc.
                           7.05%, due 1/01/15..................       $  5,351

ELECTRONICS - 2.1%
         2,500,000 #       Altera Corp.
                           5.75%, due 6/15/02 (144A) 2,972
         2,500,000 #       Xilinx, Inc.
                           5.25%, due 11/01/02 (144A)..........          2,413

PAPER & FOREST PRODUCTS - 0.8%
         2,115,000         Repap Enterprises, Inc.
                           8.50%, due 8/01/97 (ADR)............          2,067

PETROLEUM & PETROLEUM SERVICES - 1.4%
         2,500,000         Pennzoil Co.
                           6.50%, due 1/15/03..................          3,716

PUBLISHING - 1.0%
         3,000,000         Thomas Nelson, Inc.
                           5.75%, due 11/30/99.................          2,730

RETAIL - 2.0%
         2,500,000         Home Depot, Inc.
                           3.25%, due 10/01/01.................          2,541
         2,500,000         Price/Costco, Inc.
                           6.75%, due 3/01/01..................          2,625

TELECOMMUNICATION EQUIPMENT - 1.0%
         1,300,000 #       3Com Corp.
                           10.25%, due 11/01/01................          2,514

TRANSPORTATION - 0.6%
         1,605,000         Alaska Air Group, Inc.
                           6.875%, due 6/15/14 ................          1,467
                                                                      --------

TOTAL CORPORATE BONDS .........................................         50,533
                                                                      --------
TEMPORARY INVESTMENTS - 3.3%
Investment Companies:
$8,741,106                 Short-Term Investments Co.
                           (Prime Portfolio)...................       $  8,741
TOTAL TEMPORARY INVESTMENTS                                              8,741
                                                                      --------

TOTAL INVESTMENTS - 102.7%                                             267,362
Liabilities, less Other Assets..................................        (7,139)
                                                                      --------
NET ASSETS......................................................      $260,223
                                                                      ========

------

(b)   Non-income producing security.

# Securities are exempt from registration and restricted as to resale only to dealers, or through a dealer to an "accredited investor" or a "qualified institutional buyer". At September 30, 1996, such securities are as follows: Altera Corp., 5.75%, acquired 6/5/96 for $2,695,000, due 6/15/02; Vanstar Financing Trust, 6.75% Convertible, acquired 9/27/96 for $3,787,500; Xilinx, Inc., at 5.25%, acquired 4/1/96 for $2,356,250, due
      11/1/02; and 3Com Corp., 12.25%, acquired 7/23/96 for $1,755,250, due
      11/01/01. The total value of these restricted securities represents 4.5% of Net Assets.

+ Affiliated issuer as defined by the Investment Company Act of 1940 (the Fund's investment advisor controls 5% or more of the outstanding voting shares of the Company).

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                             SAFECO Northwest Fund
                               September 30, 1996

         For the 12 months ended September 30, the SAFECO Northwest Fund returned 9.61%, while the Northwest 50(TM) Index returned 15.89%. Year to date, the Fund is up 12.66% compared to 15.48% for the Northwest 50(TM) Index.

         Some of the industries I bought for long-term growth went through some growing pains, which affected the Fund's performance. Experiencing the greatest difficulties were the craft beer sector and the assisted-living industry.

         REDHOOK ALE, 2.7% of net assets, felt the pinch of a barrelage slowdown this past summer and, as a result, will not make earnings estimates. PYRAMID BREWING, 1.3% of assets, is fighting for limited shelf space in the competitive beer market. While overall beer consumption is slowing, craft beer drinking (previously known as microbrews) is expected to increase rapidly in the coming years.

         Assisted-living provider EMERITUS CORPORATION, which is 3.6% of net assets, has experienced higher than anticipated costs as it has exceeded its expansion plans while trying to maintain a high level of service quality. REGENT ASSISTED LIVING, which is a premium-priced assisted-living facility that also provides Alzheimer care, has suffered similar growth issues. However, the fastest growing population in the nation is 85 and older, so I remain positive about the potential of this sector.


[PHOTO OF CHARLES R. DRIGGS]

         GARDEN BOTANIKA, 1.81% of net assets, is a retail distributor of natural cosmetic products which has also experienced some growth problems. Garden Botanika has increased its store count to 168 across 31 states, but has experienced slow same-store sales. However, the company still has good fundamentals and recently aligned with Westin Hotels to distribute its products.

         I am still waiting for SCHNITZER STEEL to forge ahead. This scrap steel recycler is making significant inroads in the Korean automobile and appliance manufacturing market but has yet to see its stock price "salvage" big gains. Its operations are also environmentally correct -- a fact that should help its growth in the future.

                                                       (Continued on next page.)

                                   HIGHLIGHTS
                             SAFECO NORTHWEST FUND
                            As of September 30, 1996


NET ASSET CAPITALIZATION WEIGHTINGS
AS A PERCENT OF NET ASSETS
AS OF SEPTEMBER 30, 1996
                                      [PIE CHART]
--------------------------------------------------------------------------------
Large ($4 Bil. and above) ...................                27 %
Medium ($1 Bil. - $4 Bil) ...................                 8 %
Small (Less than $1 Bil) ....................                70 %
Cash and Other ............................                  (5)%

TOP FIVE INDUSTRIES
AS A PERCENT OF NET ASSETS
AS OF SEPTEMBER 30, 1996
                                      [BAR CHART]
--------------------------------------------------------------------------------
Banks .....................................                12%
Savings & Loans/Savings Banks .............                11%
Retail - Other ............................                 9%
Electrical Equipment & Electronics ........                 8%
Computer Software .........................                 7%

                                REPORT FROM THE
                             NORTHWEST FUND MANAGER
                                  (Continued)

         I sold UNIVAR for a nice 40% gain after management announced a successful takeover bid from European joint owner Royal Pakhoed N.V. I also eliminated PARAGON TRADE BRANDS for two reasons: they are now headquartered in Atlanta and the competition in the feminine hygiene market is growing extremely fast.

         Banks, our largest industry sector, continue to perform strongly. As a whole, they are up over 23% for the year, compared to 13.5% for the S&P 500. Big player WASHINGTON MUTUAL SAVINGS BANK, my second largest holding at 5.6% of net assets, contributed 36.9% return to the portfolio this year. Smaller rural banks SECURITY BANCORP and WEST COAST BANCORP also performed very well while remaining excellent takeover candidates, and CASCADE BANCORP, 1.4% of assets, has more than tripled in value since I acquired it.

         Northwest behemoths BOEING and MICROSOFT, which collectively represent 11.5% of assets, continued to climb. Boeing is seeing some big orders from both domestic and international air carriers and Microsoft continues to plan how it will use the Internet to grow market share in the 21st century.

         One new technology issue I purchased is PACIFIC AEROSPACE & ELECTRONICS (formerly known as PCT Holdings), out of Wenatchee, Washington. This company produces stainless steel corrosion and leak proof materials for products such as missiles, submarines, and pacemakers. They are working closely with Boeing on the space station program and seem poised to grow their earnings at a brisk pace.

         The Northwest economy is performing very well with anticipated growth rates 20%-25% higher than the U.S. as a whole. Boeing is hiring again and production throughout the entire region should stay healthy. While maintaining my long-term approach to finding solid companies, I have added some names with more near-term growth potential and I believe your Fund is poised to benefit from a strong regional economy.


/s/ Charles R. Driggs
----------------------
Charles R. Driggs,
Northwest Fund Manager

Charles Driggs has 27 years in securities analysis in the Northwest. He joined SAFECO in 1984 as a utility and financial services expert and took the helm of SAFECO Northwest Fund in November 1992. Driggs holds a Bachelor of Science in Investments from Portland State University in Oregon.


                             HIGHLIGHTS (Continued)
                             SAFECO NORTHWEST FUND
                               September 30, 1996

                                                                      PERCENT OF
TOP TEN HOLDINGS                                                      NET ASSETS
--------------------------------------------------------------------------------
Boeing Co. ......................................................         5.9%
  (Aerospace)
Washington Mutual Savings Bank ..................................         5.6%
  (Savings & Loan)
Microsoft Corp. .................................................         5.6%
  (Personal Computer Software)
Schnitzer Steel Industries, Inc. ................................         5.4%
  (Steel Manufacturing)
US Bancorp ......................................................         5.0%
  (Bank)
Price/Costco, Inc. ..............................................         4.0%
  (Wholesale Membership Warehouse)
Emeritus Corp. ..................................................         3.6%
  (Health Care)
Albertsons, Inc. ................................................         3.4%
  (Retail Grocer)
Sterling Financial Corp. ........................................         3.3%
  (Savings & Loan Holding Co.)
Longview Fibre Co. ..............................................         3.2%
  (Forestry)

TOP FIVE PURCHASES
(April to Sept.)                                                            COST
--------------------------------------------------------------------------------
Garden Botanika, Inc. ...........................................     $1,262,431
Rochester Gas & Electric Corp. ..................................      1,151,100
Schnitzer Steel Industries, Inc. ................................        713,750
Redhook Ale Brewery, Inc. .......................................        540,740
Coffee People, Inc. .............................................        507,325

SALES
(April to Sept.)                                                        PROCEEDS
--------------------------------------------------------------------------------
*Univar Corp. ...................................................     $1,487,020
*Paragon Trade Brands, Inc. .....................................      1,164,934
US Bancorp ......................................................        759,375

*Security sold, no longer in portfolio.

                            PORTFOLIO OF INVESTMENTS
                             SAFECO Northwest Fund
                            As of September 30, 1996

SHARES OR
PRINCIPAL AMOUNT                                                   VALUE (000's)
--------------------------------------------------------------------------------
COMMON STOCKS - 104.7%

AEROSPACE - 5.9%
     26,900           Boeing Co. ..............................           $2,542

APPAREL MANUFACTURING - 2.8%
     10,000           NIKE, Inc. ..............................            1,215

AUTOS - 3.1%
    104,000  (b)      Monaco Coach Corp. ......................            1,326

BANKS - 12.2%
     26,620  (b)      Cascade Bancorp .........................              606
     33,000           Interwest Bancorp, Inc. .................              974
     67,500           Northrim Bank ...........................              591
     15,800           Security Bank Holding Co. ...............              130
     55,000           US Bancorp ..............................            2,173
     41,580           West Coast Bancorp, Inc. ................              816

BEVERAGES - 4.1%
     87,300  (b)      Pyramid Brewing, Inc. ...................              578
     54,200  (b)      Redhook Ale Brewery, Inc. ...............            1,179

BUILDING MATERIALS - 3.6%
     61,000  (b)      BMC West Corp. ..........................              846
     40,000           TJ International, Inc.                                 730

CHEMICALS - 1.2%
    129,800  (b)      Consep, Inc. ............................              519

COMMERCIAL SERVICES - 1.4%
     39,000  (b)      Barrett Business Services ...............              624

COMPUTER SOFTWARE - 6.6%
     28,300  (b)      Analogy, Inc. ...........................              134
     27,500  (b)      Mentor Graphics Corp. ...................              244
     18,300  (b)      Microsoft Corp. .........................            2,413
     10,000  (b)      ThrustMaster, Inc. ......................               54

DRUGS & HOSPITAL SUPPLIES - 1.0%
     30,600  (b)      Epitope, Inc. ...........................              425

ELECTRICAL EQUIPMENT & ELECTRONICS - 7.6%
     91,000  (b)      FLIR Systems, Inc. ......................            1,194
     43,000  (b)      Lattice Semiconductor Corp. .............            1,242
     12,000  (b)      Merix Corp. .............................              231
     77,000  (b)      Pacific Aerospace &
                      Electronics Common ......................              192
     77,000  (b)      Pacific Aerospace &
                      Electronics Warrants ....................               34
     21,700  (b)      Praegitzer Industries, Inc. .............              206
     15,000  (b)      Semitool, Inc. ..........................              178

FOOD - 2.6%
    140,100  (b)      Wholesome &
                      Hearty Foods, Inc. ......................            1,121

HEALTH CARE - 5.5 %
     29,200  (b)      Assisted Living Concepts, Inc. ..........              555
     98,000  (b)      Emeritus Corp. ..........................            1,544
     52,000  (b)      Regent Assisted Living, Inc. ............              273

MACHINERY - 1.5%
     74,000  (b)      Flow International Corp. ................              638

METALS - 6.2%
     23,100           Oregon Steel Mills, Inc. ................              355
     80,000           Schnitzer Steel Industries, Inc. ........            2,320

                       SEE NOTES TO FINANCIAL STATEMENTS

                             SAFECO NORTHWEST FUND
                            As of September 30, 1996

SHARES OR
PRINCIPAL AMOUNT                                                   VALUE (000's)
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS - 3.2%
     88,500           Longview Fibre Co. ......................          $ 1,394

POLLUTION CONTROL - 0.3%
     77,400  (b)      R-B Rubber Products, Inc. ...............              145

RETAIL - GROCERS - 5.6%
     35,000  (b)      Albertson's, Inc. .......................            1,474
     66,000  (b)      Carr-Gottstein Foods Co .................              272
     19,284           Quality Food Centers, Inc ...............              670

RETAIL - OTHER - 8.9%
     60,000  (b)      Hollywood Entertainment Corp. ...........            1,230
     24,600           Nordstrom, Inc. .........................              935
     83,500  (b)      Price/Costco, Inc. ......................            1,712

RETAIL - SPECIALTY - 4.8%
    138,450  (b)      Egghead, Inc. ...........................              831
     69,700  (b)      Garden Botanika, Inc. ...................              784
     55,800  (b)      Coffee People, Inc. .....................              488

SAVINGS & LOANS / SAVINGS BANKS - 10.5%
     24,000           Security Bancorp ........................              687
    106,000  (b)      Sterling Financial Corp. ................            1,444
     65,200           Washington Mutual Savings ...............            2,429

TRANSPORTATION - 3.0%
     15,500           Airborne Freight Corp. ..................              331
    164,000  (b)      Arrow Transportation Co. ................              143
     18,600           Expeditors International ................              656
     14,000           Greenbrier Companies, Inc ...............              161

UTILITIES - GAS 3.1%
     15,400           Cascade Natural Gas Corp. ...............              252
     60,000           Rochester Gas & Electric Co. ............            1,095
                                                                         -------
TOTAL COMMON STOCKS ...........................................           45,335
                                                                         -------

TEMPORARY INVESTMENTS - 2.3%
INVESTMENT COMPANIES:
   $989,155           Short-Term Investments Co.
                      (Prime Portfolio) .......................              989
                                                                         -------
TOTAL TEMPORARY INVESTMENTS ...................................              989
                                                                         -------
TOTAL INVESTMENTS - 107.0% ....................................           46,324
Liabilities, less Other Assets ................................           (2,996)
                                                                         -------
NET ASSETS ....................................................          $43,328
                                                                         =======

----------
(b) Non-income producing security.


                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                        SAFECO INTERNATIONAL STOCK FUND
                               September 30, 1996

         For the six-month period ended September 30,1996, the SAFECO International Stock Fund returned 4.12%, while the Morgan Stanley Europe Australia and Far East (EAFE) Index returned 1.61%.

         For the eight-month period from inception on January 31 to September 30, 1996, the SAFECO International Stock Fund returned 4.54%, slightly outperforming the EAFE return of 4.16%.

         The portfolio's holdings are spread across themes determined by our investment team. These themes are derived from social, demographic, economic, technological and other trends that provide above-average growth opportunities.

         Healthcare Needs has been the thematic star year-to-date. Swiss-based companies CIBA-GEIGY and SANDOZ had exceptionally strong performances after the markets responded positively to their announced merger plans. UK healthcare company, ZENECA, has provided good returns on the basis of rising profits and encouraging sales growth.

         Positive Banking Environment has been a rewarding theme this year in light of the ongoing low interest-rate environment. We have recently added Hong Kong-quoted HSBC HOLDINGS plc to this group.

         The Cyclical Recovery in Paper/Print Industries theme has done well in 1996, with strong performances registered by Swedish-quoted companies ASSIDOMAN and STORA KOPPARBERGS. Finland-based UPM-KYMMENE, which is the number one forestry company in Europe, has had a relatively good year, especially in light of the difficult conditions that currently exist in the European and U.S. paper markets.

         On the other hand, the Increased Consumer Spending in the Pacific Basin theme has been particularly hit by political instability in Indonesia during the middle part of the year. Some of concerns about Indonesia have receded in recent months, and the local market is showing some signs of rebounding.

         Early in the year international equity markets were mixed. Continental European equity markets were generally positive, whereas their Pacific-Rim counterparts were more volatile.

         In July, international markets weakened in reaction to the volatility on Wall Street. Nevertheless, by September most markets had recovered from this unwarranted reaction.

         The UK market had a strong surge over the last three months as good corporate earnings reports provided support for valuations. Political considerations will remain in focus in the UK over the coming months as it now looks likely the general election will be held in May 1997. Otherwise, the

                                                       (Continued on next page.)

                                   HIGHLIGHTS
                              SAFECO INTERNATIONAL
                                   STOCK FUND
                            As of September 30, 1996

                                                                      PERCENT OF
TOP FIVE THEMES                                                       NET ASSETS
--------------------------------------------------------------------------------
Positive Banking Environment .....................................           12%
Undervalued Asset Profile ........................................           12%
Healthcare Needs .................................................           10%
Multimedia Opportunities .........................................           10%
Global Cyclical Recovery .........................................            9%

                         TOP FIVE COUNTRIES
                     AS A PERCENT OF NET ASSETS
                      AS OF SEPTEMBER 30, 1996
--------------------------------------------------------------------------------
United Kingdom .....................................              29%
Netherlands ........................................              11%
Switzerland ........................................               9%
Australia ..........................................               8%
Singapore ..........................................               8%

                              SAFECO INTERNATIONAL
                                   STOCK FUND
                            As of September 30, 1996


                                                                      PERCENT OF
TOP TEN HOLDINGS                                                      NET ASSETS
--------------------------------------------------------------------------------
Ciba-Geigy AG ...................................................           3.0%
  (Pharmaceuticals)
National Australia Bank, Ltd. ...................................           3.0%
  (Banking & Finance)
Elsevier NV .....................................................           2.6%
  (Publishing)
B.A.T. Industries, plc ..........................................           2.4%
  (Tobacco & Financial Services)
Singapore Press Holdings, Ltd. ..................................           2.4%
  (Publishing)
ABN Amro Holdings NV ............................................           2.2%
  (Banking & Finance)
Hanjaya Mandala Sampoerna .......................................           2.2%
  (Tobacco)
News Corp., Ltd. ................................................           2.2%
  (Telephone Company)
Development Bank of Singapore, Ltd. .............................           2.2%
  (Banking & Finance)
Siebe, plc ......................................................           2.1%
  (Industrial & Electronic Equipment)


TOP FIVE PURCHASES
(April to Sept.)                                                            COST
--------------------------------------------------------------------------------
Premier Farnell, plc ............................................       $132,184
Alusuisse-Lonza Holding AG ......................................         87,304
HSBC Holdings, plc ..............................................         86,249
Pharmacia & Upjohn, Inc. ........................................         80,563
Shell Transportation & Trading Co., plc .........................         69,666

TOP FIVE SALES
(April to Sept.)                                                        PROCEEDS
--------------------------------------------------------------------------------
*Telefonaktiebolaget LM Ericsson ................................       $101,213
*Thorn EMI, plc .................................................         90,864
*British Airways, plc ...........................................         73,797
*Bank of Scotland ...............................................         69,411
Philips Electronics NV ..........................................         56,384

----------
*Security sold, no longer in portfolio.

                                REPORT FROM THE
                                 INTERNATIONAL
                               STOCK FUND MANAGER
                                  (Continued)

outlook remains positive following a strong series of corporate announcements, a benign interest-rate environment and relatively undemanding market valuations. High levels of institutional cash should provide further support.

         Over the reporting period, performances in Continental European equity markets were mixed, with the Scandinavian markets of Sweden and Finland outperforming the core markets. In September, the European markets rallied, principally driven by the better outlook for U.S. interest rates and a much better feeling on the Economic Monetary Union.

         European equity markets should also benefit from the management objective of increasing shareholder value which is slowly being engendered in some of the larger companies in the region.

         There is little in Japan that would cause us to change our current negative view on Japanese companies. Despite the market having receded 45% over the last seven years since its peak in 1989, valuations there remain uncompelling.

         In the rest of the Far East/Pacific, there was little consistency across the various markets. Some foreign buyers are becoming reluctant to redirect funds to the region because performance over the past few years has been disappointing.

         The smaller countries in the Pacific Basin continue to grow at rates far exceeding that of Organization for Economic Cooperation and Development (larger) economies. Their rapid economic growth provides a positive environment for companies which can increase business, while retaining profit margins. We remain positive on the region, and we anticipate these markets moving strongly ahead once they make the decisive turn from the relatively bearish conditions prevailing over the last years.


Bank of Ireland
Asset Management (U.S.) Limited

The Bank of Ireland Asset Management (BIAM) investment committee is comprised of senior analysts and economists and headed by the company's chief financial officer. BIAM has managed international equities since 1966 and began managing U.S. funds in 1989.

                            PORTFOLIO OF INVESTMENTS
                        SAFECO INTERNATIONAL STOCK FUND
                            As of September 30, 1996


SHARES OR
PRINCIPAL AMOUNT                                                   VALUE (000's)
--------------------------------------------------------------------------------
COMMON STOCKS - 95.7%

AUSTRALIA - 8.2%
    11,500            Broken Hill
                      Proprietary Co., Ltd. .....................           $147
                      (Metals & Mining)
    24,000            National Australia Bank, Ltd. .............            253
                      (Banking & Finance)
    35,100            News Corp., Ltd. ..........................            184
                      (Television & Publishing)
    18,100            WMC, Ltd. .................................            116
                      (Metals & Mining)

FINLAND - 0.9%
     3,750            Kymmene Oy ................................             78
                      (Paper & Forest Products)

FRANCE - 1.4%
       750            Elf Aquitaine .............................             59
                      (Oil & Gas)
     1,200            Michelin "B" ..............................             61
                      (Tire & Rubber)

GERMANY - 4.9%
     4,150            Hoechst AG ................................            151
                      (Chemicals)
       345            Mannesmann AG .............................            129
                      (Machinery & Engineering)
     1,530            Siemens AG ................................             81
                      (Electrical Equipment & Electronics)
     1,165            Veba AG ...................................             61
                      (Utilities - Electric)

HONG KONG - 1.1%
     5,000            HSBC Holdings, plc ........................             93
                      (Banking & Finance)

INDONESIA - 5.0%
    33,000            Gudang Garam ..............................            124
                      (Tobacco)
    19,000            Hanjaya Mandala Sampoerna .................            185
                      (Tobacco)
    12,000            Hero Supermarket ..........................              8
                      (Retail - Grocery)
    33,000            Indocement Tunggal Perkasa ................             52
                      (Building Materials)
    31,000            Mayora Indah ..............................             13
                      (Food-Processing)
    28,500            Telekomunikasi Indonesia ..................             44
                      (Telecommunications)

IRELAND - 1.9%
     7,320            Allied Irish Bank, plc ....................             43
                      (Banking & Finance)
    42,900            Smurfit (Jefferson) Group .................            115
                      (Paper Products)

ITALY - 1.0%
    25,960            Stet-Societa Finanz Telefon ...............             90
                      (Telecommunications)

JAPAN - 2.1%
     9,000            Canon, Inc. ...............................            177
                      (Office Equipment)

                       SEE NOTES TO FINANCIAL STATEMENTS

                            PORTFOLIO OF INVESTMENTS
                        SAFECO INTERNATIONAL STOCK FUND
                            As of September 30, 1996


SHARES OR
PRINCIPAL AMOUNT                                                   VALUE (000's)
--------------------------------------------------------------------------------
MALAYSIA - 4.4%
    23,000            DCB Holdings Berhad .......................           $ 79
                      (Banking & Finance)
    14,000            Hume Industries ...........................             74
                      (Building Materials)
    37,000            Sime Darby Berhad .........................            122
                      (Conglomerates)
    13,000            United Engineers, Ltd. ....................            101
                      (Construction)

MEXICO - 0.8%
    32,000            Grupo Financiero Banamex
                      Accival Series B ..........................             69
                      (Banking & Finance)

NETHERLANDS - 10.6%
     3,447            ABN Amro Holdings NV ......................            191
                      (Banking & Finance)
       560            DSM NV ....................................             55
                      (Chemicals)
    13,450            Elsevier NV ...............................            222
                      (Publishing)
     4,907            Internationale Nederlanden
                      Groep NV ..................................            153
                      (Banking & Finance)
     1,710            Koninklijke PTT Nederland NV ..............             59
                      (Commercial Services)
       730            Nutricia Verenigde
                      Bedrijven NV ..............................             96
                      (Food-Processing)
     1,250            Philips Electronics NV ....................             45
                      (Electronics)
       530            Royal Dutch Petroleum .....................             83
                      (Oil/Gas)

SINGAPORE - 8.0%
    19,000            City Developments, Ltd. ...................            162
                      (Real Estate)
    15,000            Development Bank of
                      Singapore, Ltd. ...........................            184
                      (Banking & Finance)
    12,800            Fraser & Neave, Ltd. ......................            132
                      (Beverages)
    11,000            Singapore Press Holdings, Ltd. ............            201
                      (Publishing)

SPAIN - 2.5%
     1,180            Banco Santander SA ........................             61
                      (Banking & Finance)
     7,530            Iberdrola SA ..............................             73
                      (Utilities - Electronic)
     2,340            Repsol SA .................................             77
                      (Petroleum & Petroleum Services)

SWEDEN - 1.6%
     1,700            AssiDoman AB ..............................             41
                      (Paper & Forest Products)
     2,000            Pharmacia & Upjohn, Inc. ..................             83
                      (Pharmaceuticals)
     1,150            Stora Kopparbergs Bergslags
                      Akliebolag ................................             15
                      (Paper & Forest Products)

                       SEE NOTES TO FINANCIAL STATEMENTS

                            PORTFOLIO OF INVESTMENTS
                        SAFECO INTERNATIONAL STOCK FUND
                            As of September 30, 1996


SHARES OR
PRINCIPAL AMOUNT                                                   VALUE (000's)
--------------------------------------------------------------------------------
SWITZERLAND - 9.0%
       222            Alusuisse-Lonza Holding AG ................           $166
                      (Holding Co. - Diversified)
       202            Ciba-Geigy AG .............................            258
                      (Pharmaceuticals)
        16            Roche Holding AG ..........................            118
                      (Pharmaceuticals)
        68            Sandoz AG-R ...............................             81
                      (Pharmaceuticals)
       135            Schweizerische Rueckversicherungs-
                      Gesellschaft ..............................            142
                      (Insurance)

THAILAND - 3.2%
    13,000            Bangkok Bank Public Co., Ltd. .............            171
                      (Banking & Finance)
    10,000            Thai Farmers Bank
                      Public Co., Ltd. Common ...................            105
                      (Banking & Finance)
     1,125            Thai Farmers Bank
                      Public Co., Ltd. Warrants .................              1
                      (Banking & Finance)

UNITED KINGDOM - 29.1%
    30,230            B.A.T. Industries, plc ....................            202
                      (Tobacco)
    20,700            BTR, plc ..................................             87
                      (Building Products,
                      Equipment, Consumer Goods)
    12,150            Barclays, plc .............................            178
                      (Banking & Finance)
     7,000            Cable & Wireless, plc .....................             49
                      (Telecommunications)
    15,430            Cadbury Schweppes, plc ....................            124
                      (Beverages)
    10,500            Chubb Security, plc .......................             52
                      (Electronic Security Systems)
     3,000            Coats Viyella, plc ........................              7
                      (Textiles)
     5,195            EMI Group, plc ............................            108
                      (Textiles)
     9,040            General Accident, plc .....................             96
                      (Insurance)
    13,350            General Electric Co., plc .................             83
                      (Electronics)
    10,800            Granada Group, plc ........................            144
                      (Leisure)
    10,400            Grand Metropolitan, plc ...................             77
                      (Wine & Spirits, Food)
    21,070            Ladbroke Group, plc .......................             69
                      (Hotels & Property Management)
    22,740            Lloyds Bank, plc ..........................            134
                      (Banking & Finance)
     8,470            Medeva, plc ...............................             34
                      (Pharmaceuticals)
    12,250            Premier Farnell, plc ......................            128
                      (Electronics)
    14,720            Prudential Corp., plc .....................            103
                      (Insurance)
    18,210            Safeway, plc ..............................             93
                      (Retail - Grocery)

                       SEE NOTES TO FINANCIAL STATEMENTS

                            PORTFOLIO OF INVESTMENTS
                        SAFECO INTERNATIONAL STOCK FUND
                            As of September 30, 1996


SHARES OR
PRINCIPAL AMOUNT                                                   VALUE (000's)
--------------------------------------------------------------------------------
UNITED KINGDOM (CONTINUED)
    14,790            Scottish Power, plc .......................         $   71
                      (Utilities - Electric)
     8,300            Shell Transportation &
                      Trading Co., plc ..........................            126
                      (Utilities - Electric)
    11,550            Siebe, plc ................................            182
                      (Industrial & Electronic
                      Equipment)
    14,700            TI Group, plc .............................            134
                      (Engineering)
    15,910            Vodafone Group, plc .......................             55
                      (Telecommunications)
     5,650            Zeneca Group, plc .........................            140
                      (Pharmaceuticals)
                                                                          ------

TOTAL COMMON STOCKS .............................................         $8,160
                                                                          ------
TOTAL INVESTMENTS - 95.7% .......................................          8,160
                                                                          ------
Domestic Cash ...................................................             77
Foreign Currency ................................................            117
Other Assets, less Liabilities ..................................            169
                                                                          ------
                                                                             363
                                                                          ------
NET ASSETS ......................................................         $8,523
                                                                          ======

INDUSTRY DIVERSIFICATION
                                                                      PERCENT OF
                                                                      NET ASSETS
--------------------------------------------------------------------------------
Banking & Finance .................................................        19.0%
Beverages .........................................................         3.0%
Building Materials ................................................         1.5%
Construction & Engineering ........................................         1.2%
Chemicals .........................................................         2.4%
Commercial Services ...............................................         0.7%
Electrical Equipment & Electronics ................................         3.8%
Entertainment .....................................................         1.3%
Financial Services ................................................         1.1%
Food ..............................................................         1.3%
Holding Company -- Diversified ....................................         4.4%
Insurance .........................................................         4.0%
Leisure Time ......................................................         2.5%
Machinery -- Diversified ..........................................         3.6%
Manufacturing .....................................................         1.6%
Metals ............................................................         3.1%
Office Equipment & Supplies .......................................         2.1%
Oil & Gas .........................................................         0.7%
Paper & Forest Products ...........................................         1.6%
Paper Products & Supplies .........................................         1.3%
Petroleum & Petroleum Services ....................................         4.1%
Pharmaceuticals ...................................................         8.4%
Publishing ........................................................         7.1%
Real Estate .......................................................         1.9%
Retail - Grocers ..................................................         1.2%
Security ..........................................................         0.6%
Telecommunications ................................................         2.8%
Textile ...........................................................         0.1%
Tire & Rubber .....................................................         0.7%
Tobacco ...........................................................         6.0%
Electric Utility ..................................................         1.7%
Wine & Spirits ....................................................         0.9%
                                                                          =====
Total .............................................................        95.7%
                                                                          -----

                       SEE NOTES TO FINANCIAL STATEMENTS

                         REPORT FROM THE FUND MANAGERS
                              SAFECO BALANCED FUND
                               September 30, 1996


[PHOTO OF REX BENTLEY]

[PHOTO OF MICHAEL KNEBEL]

         The SAFECO Balanced Fund completed its first two full quarters with a strong performance. For the six months ended September 30, 1966, the SAFECO Balanced Fund returned 5.81% compared to the peer group's return of 5.18% and a combined stock (60%) and bond (40%) index return of 5.56%. For the period from inception (January 31, 1996) to September 30, 1996, the Fund returned 5.99%, slightly outperforming the index, which returned 5.51% for the same period.

         The S&P 500 climbed 7.71% over the last six months. The roughest spot in this ascent was marked by a 4.4% decline in July. Interest rates ticked upward during the period, causing the bond market to experience a slow slide in value. Thirty-year U.S. Treasury yields went from 6.67% on March 31, to 6.92% on September 30, and the Lehman Brothers Government/Corporate Bond Index returned 2.25% for the six months ending then.

         Over the past six months, our asset allocation has remained substantially unchanged, with stocks representing 54.8% of assets, bonds 39.2%, and cash 4.0%. At 54.8%, equities are toward the lower end of our 50%-70% range. With the stock market continually setting new all-time highs, we think this asset allocation is appropriate.

         Within equities, groups that performed well last quarter included basic materials, health care, and financial.

         One stock we would like to highlight is DURACELL, and one point we want to make doing so is that we generally do not purchase "potential takeover" stocks. Takeover candidates usually have a premium price and look expensive relative to other opportunities.

         We purchased Duracell in late August, because we believed that its battery business was attractive, that management was initiating the necessary changes to capitalize on the franchise, and that the stock represented good value relative to our outlook for earnings. Two weeks after our purchase, we were pleasantly surprised that the management of Gillette had reached a similar conclusion and agreed to purchase Duracell at a price 25% higher than we had paid.

         We continue to invest in large capitalization, value-oriented stocks. Recent equity purchases include PEPSICO, HEWLETT-PACKARD, CRANE CO. and BRISTOL-MYERS SQUIBB. To make room for these purchases, positions in MINNESOTA MINING & MANUFACTURING, DURACELL, and ORACLE were sold.

         PepsiCo has been under pressure due to overseas expansion expenses. We liked its price, and its domestic cola beverage and snack food franchise.

                                                       (Continued on next page.)


                                   HIGHLIGHTS
                                     SAFECO
                                 BALANCED FUND
                            As of September 30, 1996

NET ASSET CAPITALIZATION WEIGHTINGS
AS A PERCENT OF NET ASSETS AS OF SEPTEMBER 30, 1996

              [PIE CHART]

1)  Large:  46% ($4Bil. and above.)
2)  Medium:  8% ($1 Bil. - $4 Bil.)
3)  Small:  1% (Less than $1 Bil.)
4)  Corporate Bonds:  13%
5)  U.S. Government Securities:  26%
6)  Cash and Other:  6%


TOP FIVE INDUSTRIES
(Common Stocks)
AS A PERCENT OF NET ASSETS AS OF SEPTEMBER 30, 1996

          [VERTICAL BAR CHART]

Drugs & Hospital Supplies:                5%
Food & Tobacco:                           4%
Banking & Finance:                        4%
Electrical Equipment & Electronics:       3%
Household Products:                       3%

                              SAFECO BALANCED FUND
                            As of September 30, 1996

                                                       PERCENT OF
TOP TEN HOLDINGS                                       NET ASSETS
-----------------------------------------------------------------
U.S. Treasury Notes ...............................         26.0%
SmithKline Beecham, plc (ADR) .....................          1.7%
  (Pharmaceutical Company)
Kimberly-Clark Corp. ..............................          1.7%
  (Personal Care Products)
NationsBank Corp. .................................          1.6%
  (Bank)
General Electric Co. ..............................          1.5%
  (Manufacturing & Communication)
ITT Hartford Group, Inc. ..........................          1.5%
  (Insurance Company)
Philip Morris Cos., Inc. ..........................          1.5%
  (Food, Beverage, &
  Tobacco Company)
Atlantic Richfield Co. ............................          1.5%
  (Oil Company)
BankAmerica Corp. .................................          1.4%
  9.5%, due 4/01/01
  (Bank)
Household Financial Corp. .........................          1.4%
  9%, due 9/28/00
  (Financial Services)


TOP FIVE PURCHASES
(April to Sept.)                                             COST
-----------------------------------------------------------------
U.S. Government Securities ........................    $3,217,698
Norwest Corp. (MTN)
  6.25%, due 3/15/01 ..............................        97,744
Associates Corp. of North America
  6.625%, due 5/15/01 .............................        97,689
Seagate Technology, Inc. ..........................        83,006
Armstrong World Industries, Inc. ..................        75,866

TOP FIVE SALES
(April to Sept.)                                         PROCEEDS
-----------------------------------------------------------------
U.S. Government Securities ........................    $3,020,603
*Minnesota Mining &
  Manufacturing Co. ...............................        88,810
*Occidental Petroleum Corp. .......................        86,205
*CSX Corp. ........................................        85,409
*Duracell International, Inc. .....................        81,127


*Security sold, no longer in portfolio.


                                REPORT FROM THE
                                 BALANCED FUND
                              MANAGERS (Continued)

         Hewlett-Packard dominates the computer printer business, which leads to future sales -- ink cartridges and supplies. We snapped up HP after it fell 10% on bad news.

         Crane Co. is a capital goods company that we think is underfollowed, underowned and undervalued. Crane dominates it business, which is helping metals companies improve efficiency.

         Bristol-Myers is a big pharmaceutical that's had a below-standard growth rate and below-average price. We think Bristol is about to catch up.

         At quarter end, the equity portion of the Fund had a price earnings ratio of 14.0 based on 1997 estimated earnings and a current dividend yield of 2.7%. This compares favorably to the price earnings ratio and dividend yield for the S&P 500 of 16.1 and 2.2% respectively.

         In the fixed income portion of the portfolio, we continue to emphasize intermediate-term, high-quality bonds. Approximately two-thirds of the bond assets are held in U.S. Treasury obligations, with government agency and high-quality corporate debt making up the

         Because interest rates continued to rise during the six-month period, the Fund benefited from our decision to reduce the average maturity of the bond portfolio. Maintaining average maturity at under three years, we managed to insulate the Fund from the negative effect rising rates have on bond prices.

         We'll maintain this defensive, short-maturity posture until we perceive the kind of economic signals which will enable rates to resume their downward trend. In conclusion, we are pleased with the performance of both the equity and fixed income portions of the Balanced Fund and believe we are well positioned to capitalize on opportunities in the financial markets.



/s/ Rex L. Bentley
-----------------------------
Rex L. Bentley, Stocks



/s/ Michael C. Knebel
-----------------------------
Michael C. Knebel, Bonds


Rex Bentley, an MBA from Brigham Young University and Chartered Financial Analyst, has more than 20 years of investment experience.

Michael Knebel oversees SAFECO Corporation's entire taxable bond operation. He has 13 years investment experience, an MBA from the University of Minnesota and is a Chartered Financial Analyst.

                            PORTFOLIO OF INVESTMENTS
                              SAFECO BALANCED FUND
                            As of September 30, 1996


SHARES OR
PRINCIPAL AMOUNT*                                               VALUE (000'S)
-----------------------------------------------------------------------------
COMMON STOCKS - 54.8%

AUTOS & AUTO PARTS - 1.0%
   2,600          Echlin, Inc. ...............................      $  82

BANKING & FINANCE - 3.5%
   1,200          Chase Manhattan Corp. ......................         96
     600          J.P. Morgan & Co. ..........................         53
   1,400          NationsBank Corp. ..........................        122

BEVERAGES - 1.8%
   1,800          Anheuser-Busch
                  Companies, Inc. ............................         68
   2,500          PepsiCo, Inc. ..............................         71

BUILDING MATERIALS - 1.0%
   1,300          Armstrong World
                  Industries, Inc. ...........................         80

CHEMICALS - 2.4%
   1,200          Du Pont (E.I.) De Nemours
                  & Co. ......................................        106
   2,300          Nalco Chemical Co. .........................         83

COMPUTER SYSTEMS - 2.1%
   1,600          Hewlett-Packard Co. ........................         78
   1,600      (b) Seagate Technology, Inc. ...................         89

COSMETICS - 0.9%
   1,400          Avon Products, Inc. ........................         69

DRUGS & HOSPITAL SUPPLIES - 5.1%
   1,600          American Home
                  Products Corp. .............................        102
     700          Bristol-Myers Squibb Co. ...................         67
   1,500          Schering-Plough Corp. ......................         92
   2,200          SmithKline
                  Beecham, plc (ADR) .........................        134

ELECTRICAL EQUIPMENT & ELECTRONICS - 3.4%
   2,300          AMP, Inc. ..................................         89
   1,300          General Electric Co. .......................        118
   1,200          Motorola, Inc. .............................         62

FINANCIAL SERVICES - 2.5%
   1,700          Federal National
                  Mortgage Association .......................      $  59
   1,500          H & R Block, Inc. ..........................         45
   2,700          MBNA Corp. .................................         94

FOOD & TOBACCO - 3.7%
   1,100          CPC International, Inc. ....................         82
   1,800          ConAgra, Inc. ..............................         89
   1,300          Philip Morris Cos., Inc. ...................        117

HOUSEHOLD PRODUCTS - 3.0%
   1,200          Colgate-Palmolive Co. ......................        104
   1,500          Kimberly-Clark Corp. .......................        132

INDUSTRIAL PRODUCTS & SUPPLIES - 1.1%
   2,200          Corning, Inc. ..............................         86

INSURANCE - 2.4%
   1,800          American General Corp. .....................         68
   2,000          ITT Hartford Group, Inc. ...................        118

MACHINERY DIVERSIFIED - 1.0%
   1,800          Briggs & Stratton Corp. ....................         80

MANUFACTURING - 2.4%
     800          AlliedSignal, Inc. .........................         53
   1,600          Crane Co. ..................................         71
   1,000          Harsco Corp. ...............................         63

METALS - 0.5%
     700          Aluminum Co. of America ....................         41

OIL & GAS - 1.6%
   1,000          Amoco Corp. ................................         71
   1,100          Tenneco, Inc. ..............................         55

PETROLEUM & PETROLEUM SERVICES - 2.8%
     900          Atlantic Richfield Co. .....................        115
     900          Mobil Corp. ................................        104

PHARMACEUTICALS - 0.9%
   1,500          Abbott Laboratories ........................         74

                       SEE NOTES TO FINANCIAL STATEMENTS

                              SAFECO BALANCED FUND
                            As of September 30, 1996


SHARES OR
PRINCIPAL AMOUNT*                                               VALUE (000'S)
-----------------------------------------------------------------------------
POLLUTION CONTROL - 1.1%
    3,500       Browning-Ferris
                Industries, Inc. .............................     $   88

RETAIL - 2.3%
    1,600       J.C. Penny Co., Inc. .........................         87
    1,900       May Department Stores Co......................         92

RETAIL - GROCERS - 0.8%
    1,600       American Stores Co. ..........................         64

TELECOMMUNICATIONS - 1.3%
    2,000       AT&T Corp. ...................................        105

TEXTILES - 0.7%
    1,300       Springs Industries, Inc. .....................         57

TRANSPORTATION - 1.4%
    2,000       Airborne Freight Corp. .......................         43
      800       Union Pacific Corp. ..........................         59

UTILITIES - ELECTRIC - 2.5%
    2,600       NIPSCO Industries, Inc. ......................         93
    4,700       Houston Industries, Inc. .....................        104

UTILITIES - TELEPHONE - 1.6%
      700       Bell Atlantic Corp. ..........................         42
    2,100       GTE Corp. ....................................         81
                                                                   ------
TOTAL COMMON STOCKS ..... ....................................      4,297

CORPORATE BONDS - 12.8%
(000'S)

AUTOS - 1.2%
      100       General Motors Acceptance Corp.
                6.625%, due 10/01/02 .........................         98

BANKING & FINANCE - 2.6%
      100       BankAmerica Corp.
                9.50%, due 4/01/01 ...........................        110
      100       Norwest Corp. (MTN)
                6.25%, due 3/15/01 ...........................         98

ENTERTAINMENT - 1.3%
      100       Walt Disney Co.
                6.375%, due 3/30/01 ..........................         98

FINANCE - AUTO - 1.3%
      100       Ford Motor Credit Note
                6.25%, due 11/8/00 ...........................     $   98

FINANCE - MISC - 5.2%
                Associates Corp. of
                North America
      100       7.02%, due 5/15/01 ...........................        102
      100       6.625%, due 5/15/01 ..........................         99
      100       Household Financial Corp.
                9.00%, due 9/28/01 ...........................        108
      100       International Lease Finance Corp.
                6.20%, due 5/01/00 ...........................         98

UTILITIES - ELECTRIC - 1.2%
      100       Southern California Edison Co.
                5.875%, due 1/15/01 ..........................         96
                                                                   ------
TOTAL CORPORATE BONDS ........................................      1,005
                                                                   ------
U.S. GOVERNMENT SECURITIES - 26.4%

U.S TREASURY NOTES - 26.0%
      110       7.50%, due 2/15/05 ...........................        116
    1,490       7.25%, due 11/15/96 ..........................      1,494
      125       7.25%, due 8//15/04 ..........................        129
      300       6.00%, due 10/15/99 ..........................        298

U.S TREASURY PRINCIPAL STRIPS - 0.4%
       50       0.00%, due 8/15/05 ...........................         27
                                                                   ------
TOTAL U.S GOVERNMENT SECURITIES ..............................      2,064
                                                                   ------
TEMPORARY INVESTMENTS - 4.0%
INVESTMENT COMPANIES:
      315       Short-Term Investments Co.
                (Prime Portfolio) ............................        315
                                                                   ------
TOTAL TEMPORARY INVESTMENTS ..................................        315
                                                                   ------
TOTAL INVESTMENTS - 98.1% ....................................      7,681
Other Assets, less Liabilities ...............................        151
                                                                   ------
NET ASSETS ...................................................     $7,832
                                                                   ======

*   Principal amount is in thousands.
(b) Non-income producing security.


                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                        SAFECO SMALL COMPANY STOCK FUND
                               September 30, 1996


[PHOTO OF GREG EISEN]

         For the six months ended September 30, 1996, the SAFECO Small Company Stock Fund enjoyed a generous 16.14% return, while the small company peer group returned 9.83% according to Lipper. During the same period the Russell 2000 Index returned 5.36%, while the S&P 500 returned 7.71%. For the period from inception (January 31, 1996) to September 30, 1996, the Fund returned 21.83%, significantly outperforming the Index, which returned 10.85% for the same period.

         The Fund's outstanding performance is due in part to especially large gains in two stocks which have since been sold -- Radisys and Sodak Gaming. Both these names gained more than 100% during the period, and reached valuation levels that seemed to warrant profit taking. A glance at the list of holdings shows many other names that, since we bought them, have appreciated significantly. I will continue selling such positions when they become fully valued.

         The market for small capitalization stocks was quite volatile during the period. April and May were great months with high returns, followed by a slackening in June and a severe correction by the third week of July. The remainder of the return period saw small stocks recover the ground lost during the correction.

         The Fund participated in the market gain and hot IPO market of the spring. The profits we took then, when valuations were high, offset the downward pressure the market put on the Fund in June and July. The net result was that we finished the six months ahead of our benchmark indices and our peer group.

         The Fund remained diversified across the economy. Financial services and technology are the two largest sectors represented.

         The Fund's financial services exposure (13.5% of net assets) is spread among different types of financial services businesses. For example, IMPERIAL BANCORP, SJNB FINANCIAL CORP. and HANMI BANK are California-based small banks with distinct niches.

         Automobile lending is represented by JAYHAWK ACCEPTANCE and FIRST ENTERPRISE FINANCIAL. These two companies represent two different tiers of credit quality in the so-called sub-prime lending field.

         LITCHFIELD FINANCIAL finances land mortgages in rural areas suitable for locating manufactured housing, while OCWEN FINANCIAL is engaged in the acquisition and resolution of troubled loans.

         Technology exposure is also diversified across a wide range of technologies. Software companies are represented by SPSS, INC., RESEARCH ENGINEERS, and INFERENCE CORP. These three produce software in the areas of statistical analysis, engineering design, and computer "help desk" support. Hardware-related businesses include MICROS SYSTEMS and PC SERVICE SOURCE. TRACOR is a supplier of defense electronics to the military.

         My largest purchase during the last 3 months is also the Fund's largest holding, COLE NATIONAL. This retailer recently added Pearle to its vision business.

         I intend to keep the portfolio weighted to include exposure to


                                                       (Continued on next page.)

                                   HIGHLIGHTS
                                     SAFECO
                                 SMALL COMPANY
                                   STOCK FUND
                            As of September 30, 1996

NET ASSET CAPITALIZATION WEIGHTINGS
AS A PERCENT OF NET ASSETS AS OF SEPTEMBER 30, 1996

            [PIE CHART]

1)  Small:  91% (Less than $1 Bil.)
2)  Cash and Other:  9%



TOP FIVE INDUSTRIES
AS A PERCENT OF NET ASSETS AS OF SEPTEMBER 30, 1996

        [VERTICAL BAR CHART]

Financial Services:        14%
Commercial Services:       12%
Transportation:             8%
Computer Software:          7%
Manufacturing:              6%

                                  SAFECO SMALL
                               COMPANY STOCK FUND
                            As of September 30, 1996



                                                               PERCENT
TOP TEN HOLDINGS                                            NET ASSETS
----------------------------------------------------------------------
Cole National Corp. (Class A) ..........................          3.4%
  (Specialty Retailer)
Fibreboard Corp. .......................................          3.3%
  (Building & Construction Products)
PC Service Source, Inc. ................................          3.2%
  (Computer Systems)
Inference Corp. (Class A) ..............................          3.2%
  (Network Software)
Tracor, Inc. ...........................................          3.1%
  (Aerospace Electronics)
American List Corp. ....................................          3.1%
  (Commercial Services)
Tasty Baking Co. .......................................          3.0%
  (Food Products Company)
First Enterprise Financial Group, Inc. .................          2.9%
  (Financial Services)
Lifetime Hoan Corp. ....................................          2.9%
  (Household Products)
Jayhawk Acceptance Corp. ...............................          2.8%
  (Financial Services)

TOP FIVE PURCHASES
(April to Sept.)                                                  COST
----------------------------------------------------------------------
PC Service Source, Inc. ................................      $551,728
American List Corp. ....................................       405,372
Penederm, Inc. .........................................       384,875
Lifetime Hoan Corp. ....................................       367,913
Cole National Corp. (Class A) ..........................       347,515

TOP FIVE SALES
(April to Sept.)                                              PROCEEDS
----------------------------------------------------------------------
*Radisys Corp. .........................................      $658,863
*Sodak Gaming, Inc. ....................................       457,313
*Caribiner International, Inc. .........................       324,839
*Datascope Corp. .......................................       297,266
*Credit Acceptance Corp. (Class A) .....................       280,710


*Security sold, no longer in portfolio.


                                REPORT FROM THE
                            SMALL COMPANY STOCK FUND
                              MANAGER (Continued)

the broad range of market sectors. Further, I intend for those sector representatives to be superior companies purchased at attractive valuations. It is my goal that the SAFECO Small Company Stock Fund will hold stocks in small companies with prospects that appear above average, and prices that seem to underestimate their potential.


/s/ Greg Eisen
--------------------
Greg Eisen,
Small Company Stock
Fund Manager

Greg Eisen joined SAFECO in 1986. He holds a BA from Rutgers University and is a certified public accountant and a Chartered Financial Analyst.

                            PORTFOLIO OF INVESTMENTS
                        SAFECO SMALL COMPANY STOCK FUND
                            As of September 30, 1996

SHARES OR
PRINCIPAL AMOUNT                                              VALUE (000's)
--------------------------------------------------------------------------
COMMON STOCKS - 91.2%

BANKING & FINANCE - 3.9%
    20,000      (b) Hanmi Bank
                    (Los Angeles, CA) ....................        $   200
     7,000      (b) Imperial Bancorp .....................            206
     5,000          SJNB Financial Corp. .................             97

BEVERAGES - 1.4%
     8,200      (b) Redhook Ale Brewery, Inc. ............            178

BUILDING MATERIALS - 3.3%
    12,100      (b) Fibreboard Corp. .....................            423

COMMERCIAL SERVICES - 12.4%
    20,500      (b) AMRE, Inc. ...........................            284
    14,400          American List Corp. ..................            391
    20,000      (b) Cotelligent Group, Inc. ..............            315
    12,075      (b) Monro Muffler Brake, Inc. ............            240
    22,000          York Group, Inc. .....................            352

COMPUTER SOFTWARE - 7.2%
    23,000      (b) Inference Corp. (Class A) ............            408
    30,000      (b) Research Engineers, Inc. .............            229
    10,000      (b) SPSS, Inc. ...........................            277

COMPUTER SYSTEMS - 5.2%
     8,50 0     (b)+MICROS Systems, Inc. .................            251
    45,500      (b) PC Service Source, Inc. ..............            409

DRUGS & HOSPITAL SUPPLIES - 1.3%
    25,000      (b)+Penederm, Inc. .......................            169

ELECTRICAL EQUIPMENT & ELECTRONICS - 3.8%
    15,000      (b) Photran Corp. ........................             92
    19,100      (b) Tracor, Inc. .........................            394

ENTERTAINMENT - 1.8%
    50,000      (b) Q-Zar, Inc. ..........................            225

FINANCIAL SERVICES - 13.5%
    37,500      (b)+First Enterprise Financial
                    Group, Inc. ..........................            375
     8,600          First Financial Caribbean Corp. ......            185
    25,500      (b) Jayhawk Acceptance Corp. .............            360
    24,675          Litchfield Financial Corp. ...........            345
    10,000      (b) Ocwen Financial Corp. ................            204
    14,500      (b) Rockford Industries, Inc. ............            250

FOOD - 5.1
    11,600      (b) JP Foodservice, Inc. .................            275
    30,000          Tasty Baking Co. .....................            379

HOUSEHOLD PRODUCTS - 4.4%
    14,500      (b) Guest Supply, Inc. ...................        $   192
    36,100      (b) Lifetime Hoan Corp. ..................            370

MANUFACTURING - 5.9%
    14,200      (b) ABC Rail Products Corp. ..............            288
    22,500      (b) Lancer Corp. .........................            290
    26,000      (b) Stimsonite Corp. .....................            176

METALS - 1.1%
    30,000      (b) Republic Engineered
                    Steels, Inc. .........................            135

MISCELLANEOUS - 1.4%
    10,000      (b) Vallen Corp. .........................            175

OFFICE EQUIPMENT - 1.0%
    13,500      (b)+Open Plan Systems, Inc. ..............            132

PETROLEUM & PETROLEUM SERVICES - 4.8%
    30,000      (b) Harcor Energy, Inc. ..................            165
     8,000      (b) Seitel, Inc. .........................            297
     6,000      (b) Swift Energy Co. .....................            144

RETAIL - SPECIALTY - 4.6%
    19,000      (b) Cole National Corp. (Class A) ........            440
    11,900      (b) Rent-Way, Inc. .......................            150

TRANSPORTATION - 7.5%
     6,000          Airborne Freight Corp. ...............            128
     7,000          Air Express International Corp. ......            198
     6,600          GATX Corp. ...........................            309
     6,000      (b) Genesee & Wyoming, Inc. ..............            164
     5,000      (b) Trico Marine Services, Inc. ..........            153

UTILITIES - GAS - 1.6%
     9,000          Northwest Natural Gas Co. ............            207
                                                                   ------
TOTAL COMMON STOCKS ......................................         11,626
                                                                   ------
TEMPORARY INVESTMENTS - 12.0%
U. S. AGENCY NOTES:
$1,530,000           Federal Home Loan
                     Mortgage Corp.
                     5.70%, due  10/01/96 ................          1,530
                                                                   ------
TOTAL TEMPORARY INVESTMENTS ..............................          1,530
                                                                    -----
TOTAL INVESTMENTS - 103.2% ...............................         13,156
Liabilities, less Other Assets ...........................           (404)
                                                                   ------
NET ASSETS ...............................................        $12,752
                                                                  =======


(b)  Non-income producing security.

+ Affiliated issuer as defined by the Investment Company Act of 1940 (the Fund's investment advisor controls 5% or more of the outstanding voting shares of the Company).


                       SEE NOTES TO FINANCIAL STATEMENTS

                      STATEMENTS OF ASSETS AND LIABILITIES
                            As of September 30, 1996



                                                        SAFECO         SAFECO         SAFECO
                                                        GROWTH         EQUITY         INCOME
(In Thousands, Except Per-Share Amounts)                  FUND           FUND           FUND
--------------------------------------------------------------------------------------------
ASSETS
  Investments at Cost                                 $159,435       $630,961       $217,322
                                                      ========       ========       ========
  Investments at Value
    Unaffiliated Issuers                               128,134        749,797        263,999
    Affiliated Issuers                                  52,922           --            3,363
                                                      --------       --------       --------
      Total Investments at Value                       181,056        749,797        267,362

  Cash                                                    --             --             --
  Receivables
    Trust Shares Sold                                      349          2,142            598
    Dividends and Interest                                 191          1,374          1,322
    Investment Securities Sold                           2,154           --             --
  Forward Currency Contracts Open, Net                    --             --             --
  Deferred Organization Expense                           --             --             --
                                                      --------       --------       --------
      Total Assets                                     183,750        753,313        269,282
                                                      --------       --------       --------

LIABILITIES
  Payables
    Investment Securities Purchased                      2,514         22,190          6,303
    Dividends                                            1,147          4,382          2,514
    Investment Advisory Fees                               103            337            144
    Trust Shares Redeemed                                  151            253             28
    Organization Expense                                  --             --             --
    Other                                                   61            171             70
                                                      --------       --------       --------
      Total Liabilities                                  3,976         27,333          9,059
                                                      --------       --------       --------
Net Assets                                            $179,774       $725,980       $260,223
                                                      ========       ========       ========

  No-Load Class:
    Net Assets                                        $179,574       $725,780       $260,023
    Trust Shares Outstanding                            11,627         45,782         12,979
                                                      --------       --------       --------
    Net Asset Value, Offering Price, and
    Redemption Price Per Share                        $  15.45       $  15.85       $  20.03
                                                      ========       ========       ========

  Class A:
    Net Assets                                        $    100       $    100       $    100
    Trust Shares Outstanding                                 6              6              5
                                                      --------       --------       --------
    Net Asset Value, and Redemption
    Price Per Share                                   $  15.45       $  15.85       $  20.03
                                                      ========       ========       ========
    Maximum Offering Price Per Share
    (Net Asset Value Plus Sales Charge of 4.5%)       $  16.18       $  16.60       $  20.97
                                                      ========       ========       ========

  Class B:
    Net Assets                                        $    100       $    100       $    100
    Trust Shares Outstanding                                 6              6              5
                                                      --------       --------       --------
    Net Asset Value, Offering Price Per Share         $  15.45       $  15.85       $  20.03
                                                      ========       ========       ========

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                       SAFECO           SAFECO       SAFECO          SAFECO
                                                    NORTHWEST    INTERNATIONAL     BALANCED   SMALL COMPANY
(In Thousands, Except Per-Share Amounts)                 FUND       STOCK FUND         FUND      STOCK FUND
-----------------------------------------------------------------------------------------------------------
ASSETS
  Investments at Cost                                 $37,496         $ 7,850       $ 7,423         $12,276
                                                      =======         =======       =======         =======
  Investments at Value
    Unaffiliated Issuers                               46,324           8,160         7,681          12,229
    Affiliated Issuers                                   --              --            --               927
                                                      -------         -------       -------         -------
      Total Investments at Value                       46,324           8,160         7,681          13,156

  Cash                                                   --               194          --              --
  Receivables
    Trust Shares Sold                                     258             210           217             268
    Dividends and Interest                                 72              38            83            --
    Investment Securities Sold                           --              --             124               8
  Forward Currency Contracts Open, Net                   --                 4          --              --
  Deferred Organization Expense                          --                17            17              17
                                                      -------         -------       -------         -------
      Total Assets                                     46,654           8,623         8,122          13,449
                                                      -------         -------       -------         -------

LIABILITIES
  Payables
    Investment Securities Purchased                     1,151               9           147             321
    Dividends                                           1,088              33            51             335
    Investment Advisory Fees                               27               8             5               9
    Trust Shares Redeemed                               1,031            --              58            --
    Organization Expense                                 --                17            17              17
    Other                                                  29              33            12              15
                                                      -------         -------       -------         -------
      Total Liabilities                                 3,326             100           290             697
                                                      -------         -------       -------         -------
Net Assets                                            $43,328         $ 8,523       $ 7,832         $12,752
                                                      =======         =======       =======         =======

  No-Load Class:
    Net Assets                                        $43,128         $ 8,323       $ 7,632         $12,552
    Trust Shares Outstanding                            3,129             802           734           1,090
                                                      -------         -------       -------         -------
    Net Asset Value, Offering Price, and
    Redemption Price Per Share                        $ 13.78         $ 10.39       $ 10.38         $ 11.51
                                                      =======         =======       =======         =======

  Class A:
    Net Assets                                        $   100         $   100       $   100         $   100
    Trust Shares Outstanding                                7               9            10               9
                                                      -------         -------       -------         -------
    Net Asset Value, and Redemption
    Price Per Share                                   $ 13.78         $ 10.39       $ 10.38         $ 11.51
                                                      =======         =======       =======         =======
    Maximum Offering Price Per Share
    (Net Asset Value Plus Sales Charge of 4.5%)       $ 14.43         $ 10.88       $ 10.87         $ 12.05
                                                      =======         =======       =======         =======

  Class B:
    Net Assets                                        $   100         $   100       $   100         $   100
    Trust Shares Outstanding                                7               9            10               9
                                                      -------         -------       -------         -------
    Net Asset Value, Offering Price Per Share         $ 13.78         $ 10.39       $ 10.38         $ 11.51
                                                      =======         =======       =======         =======


                       SEE NOTES TO FINANCIAL STATEMENTS

                            STATEMENTS OF OPERATIONS
                    For the Period Ended September 30, 1996*


                                                        SAFECO          SAFECO         SAFECO
                                                        GROWTH          EQUITY         INCOME
(In Thousands)                                            FUND            FUND           FUND
---------------------------------------------------------------------------------------------
INVESTMENT INCOME
    Dividends (Net of Foreign Taxes Withheld
        of $20 in the International Fund)             $  1,398        $ 14,463       $  7,818
    Interest                                               191           1,829          2,574
                                                      --------        --------       --------

        Total Investment Income                          1,589          16,292         10,392
                                                      --------        --------       --------

EXPENSES
    Investment Advisory Fees                             1,260           3,752          1,597
    Shareholder Servicing Fees                             384           1,203            359
    Loan Interest                                          123            --             --
    Custodian Fees                                          26              27             15
    Reports to Shareholders                                 24              86             30
    Legal and Auditing Fees                                 18              31             19
    Trustees' Fees                                           6              10              7
    Amortization of Organization Expenses                 --              --             --
                                                      --------        --------       --------

        Total Expenses                                   1,841           5,109          2,027
                                                      --------        --------       --------

NET INVESTMENT INCOME (LOSS)                              (252)         11,183          8,365
                                                      --------        --------       --------

NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS AND FOREIGN CURRENCY
    Net Realized Gain (Loss) from:
        Investments in Unaffiliated Issuers             29,417          77,448         22,848
        Investments in Affiliated Issuers               (2,655)           --             --
        Foreign Currency Transactions                     --              --             --
                                                      --------        --------       --------

            Total Net Realized Gain (Loss)              26,762          77,448         22,848
    Net Change in Unrealized Appreciation
        (Depreciation) on:
          Investments                                   (1,973)         18,119          9,944
          Foreign Currency Related Transactions           --              --             --
                                                      --------        --------       --------

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCY            24,789          95,567         32,792
                                                      --------        --------       --------

Net Change in Net Assets
    Resulting from Operations                         $ 24,537        $106,750       $ 41,157
                                                      ========        ========       ========


* For the Growth, Equity, Income, and Northwest Funds, represents the year ended September 30, 1996. For the International, Balanced and Small Company Funds, represents the period from January 31, 1996 (commencement of operations) to September 30, 1996.


                       SEE NOTES TO FINANCIAL STATEMENTS

                                                       SAFECO           SAFECO         SAFECO          SAFECO
                                                    NORTHWEST    INTERNATIONAL       BALANCED   SMALL COMPANY
(In Thousands)                                           FUND       STOCK FUND           FUND      STOCK FUND
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
    Dividends (Net of Foreign Taxes Withheld
        of $20 in the International Fund)             $   431          $   143        $    72         $    36
    Interest                                               64               15            134              41
                                                      -------          -------        -------         -------

        Total Investment Income                           495              158            206              77
                                                      -------          -------        -------         -------

EXPENSES
    Investment Advisory Fees                              305               53             32              51
    Shareholder Servicing Fees                            105                9              4              13
    Loan Interest                                        --               --             --                 1
    Custodian Fees                                         10               34              9              12
    Reports to Shareholders                                 7             --             --              --
    Legal and Auditing Fees                                14               12             10              10
    Trustees' Fees                                          5                2              2               2
    Amortization of Organization Expenses                   2                3              3               3
                                                      -------          -------        -------         -------

        Total Expenses                                    448              113             60              92
                                                      -------          -------        -------         -------

NET INVESTMENT INCOME (LOSS)                               47               45            146             (15)
                                                      -------          -------        -------         -------

NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS AND FOREIGN CURRENCY
    Net Realized Gain (Loss) from:
        Investments in Unaffiliated Issuers             5,695              (17)             5             723
        Investments in Affiliated Issuers                --               --             --              --
        Foreign Currency Transactions                    --                  6           --              --
                                                      -------          -------        -------         -------

            Total Net Realized Gain (Loss)              5,695              (11)             5             723
    Net Change in Unrealized Appreciation
        (Depreciation) on:
          Investments                                  (1,961)             310            258             880
          Foreign Currency Related Transactions          --                  4           --              --
                                                      -------          -------        -------         -------

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCY            3,734              303            263           1,603
                                                      -------          -------        -------         -------

Net Change in Net Assets
    Resulting from Operations                         $ 3,781          $   348        $   409         $ 1,588
                                                      =======          =======        =======         =======


                       SEE NOTES TO FINANCIAL STATEMENTS

                      STATEMENTS OF CHANGES IN NET ASSETS



                                                     SAFECO GROWTH FUND                SAFECO EQUITY FUND
                                             --------------------------        --------------------------

                                                YEAR ENDED SEPTEMBER 30           YEAR ENDED SEPTEMBER 30
(In Thousands)                                    1996             1995             1996             1995
---------------------------------------------------------------------------------------------------------
OPERATIONS
  Net Investment Income                      $    (252)       $     552        $  11,183        $  12,311
  Net Realized Gain from
    Investments and Foreign
    Currency Transactions                       26,762           46,016           77,448           42,516
  Net Change in Unrealized
    Appreciation (Depreciation)                 (1,973)         (10,634)          18,119           52,564
                                             ---------        ---------        ---------        ---------

  Net Change in Net Assets
    Resulting from Operations                   24,537           35,934          106,750          107,391

Net Equalization Credits (Debits)                 --                  2             --                 73

DIVIDENDS TO SHAREHOLDERS FROM
  Net Investment Income                            (45)            (557)         (11,189)         (12,378)
  Net Realized Gain on
    Investments                                (26,481)         (46,001)         (77,500)         (42,473)

Net Trust Share Transactions
  No-Load                                        5,080           30,997          109,137
                                                                                                  133,164
  Class A                                          100             --                100             --
  Class B                                          100             --                100             --
                                             ---------        ---------        ---------        ---------
    Total                                        5,280           30,997          109,337          133,164
                                             ---------        ---------        ---------        ---------

TOTAL CHANGE IN NET ASSETS                       3,291           20,375          127,398          185,777

NET ASSETS AT BEGINNING OF PERIOD              176,483          156,108          598,582          412,805
                                             ---------        ---------        ---------        ---------

NET ASSETS AT END OF PERIOD                  $ 179,774        $ 176,483        $ 725,980        $ 598,582
                                             =========        =========        =========        =========

OTHER INFORMATION
INCREASE (DECREASE) IN FUND SHARES AND AMOUNTS

SHARES:
  Sales                                         22,451           26,526           17,984           29,460
  Reinvestments                                  1,627            2,736            5,249            3,370
                                             ---------        ---------        ---------        ---------
                                                24,078           29,262           23,233           32,830
  Redemptions                                  (23,589)         (27,099)         (16,536)         (23,460)
                                             ---------        ---------        ---------        ---------
  Net Change                                       489            2,163            6,697            9,370
                                             =========        =========        =========        =========

AMOUNTS:
  Sales                                      $ 372,215        $ 490,890        $ 289,961        $ 419,705
  Reinvestments                                 25,225           43,424           82,876           50,729
                                             ---------        ---------        ---------        ---------
                                               397,440          534,314          372,837          470,434
  Redemptions                                 (392,160)        (503,317)        (263,500)        (337,270)
                                             ---------        ---------        ---------        ---------
  Net Change                                 $   5,280        $  30,997        $ 109,337        $ 133,164
                                             =========        =========        =========        =========

As of September 30, 1996
Trust Shares Authorized                     Unlimited                          Unlimited
Par Value Per Share                          $   .001                           $   .001
Paid in Capital                              $158,158                           $607,153


                       SEE NOTES TO FINANCIAL STATEMENTS


                                                                 SAFECO                            SAFECO
                                                            INCOME FUND                    NORTHWEST FUND
                                             --------------------------        --------------------------


                                                YEAR ENDED SEPTEMBER 30            YEAR ENDED SEPTMBER 30
(In Thousands)                                    1996             1995             1996             1995
                                             --------------------------        --------------------------
OPERATIONS
  Net Investment Income                      $   8,365        $   8,954        $      47        $     112
  Net Realized Gain from
    Investments and Foreign
    Currency Transactions                       22,848            9,277            5,695            1,432
  Net Change in Unrealized
    Appreciation (Depreciation)                  9,944           20,170           (1,961)           4,956
                                             ---------        ---------        ---------        ---------

  Net Change in Net Assets
    Resulting from Operations                   41,157           38,401            3,781            6,500

Net Equalization Credits (Debits)                 --                (39)            --                 (1)

DIVIDENDS TO SHAREHOLDERS FROM
  Net Investment Income                         (8,374)          (8,912)             (48)            (110)
  Net Realized Gain on
    Investments                                (22,837)          (9,283)          (5,695)          (1,432)

Net Trust Share Transactions
  No-Load                                       32,207            7,093            4,950           (1,200)
  Class A                                          100             --                100             --
  Class B                                          100             --                100             --
                                             ---------        ---------        ---------        ---------
    Total                                       32,407            7,093            5,150           (1,200)
                                             ---------        ---------        ---------        ---------

TOTAL CHANGE IN NET ASSETS                      42,353           27,260            3,188            3,757

NET ASSETS AT BEGINNING OF PERIOD              217,870          190,610           40,140           36,383
                                             ---------        ---------        ---------        ---------

NET ASSETS AT END OF PERIOD                  $ 260,223        $ 217,870        $  43,328        $  40,140
                                             =========        =========        =========        =========

OTHER INFORMATION
INCREASE (DECREASE) IN FUND SHARES AND AMOUNTS

SHARES:
  Sales                                          2,864            1,662            1,209              832
  Reinvestments                                  1,374              833              323               84
                                             ---------        ---------        ---------        ---------
                                                 4,238            2,495            1,532              916
  Redemptions                                   (2,649)          (2,145)          (1,175)          (1,019)
                                             ---------        ---------        ---------        ---------
  Net Change                                     1,589              350              357             (103)
                                             =========        =========        =========        =========

AMOUNTS:
  Sales                                      $  58,320        $  30,024        $  17,755        $  11,348
  Reinvestments                                 27,638           15,463            4,438            1,202
                                             ---------        ---------        ---------        ---------
                                                85,958           45,487           22,193           12,550
  Redemptions                                  (53,551)         (38,394)         (17,043)         (13,750)
                                             ---------        ---------        ---------        ---------
  Net Change                                 $  32,407        $   7,093        $   5,150        $  (1,200)
                                             =========        =========        =========        =========

As of September 30, 1996
Trust Shares Authorized                     Unlimited                         Unlimited
Par Value Per Share                          $   .001                           $  .001
Paid in Capital                              $210,180                           $34,501

                                                    SAFECO          SAFECO           SAFECO
                                             INTERNATIONAL        BALANCED    SMALL COMPANY
                                                STOCK FUND            FUND       STOCK FUND
                                             -------------        --------    -------------

                                                       FOR THE PERIOD FROM JANUARY 31, 1996
                                                               (COMMENCEMENT OF OPERATIONS)
(In Thousands)                                                        TO SEPTEMBER 30, 1996
                                             ----------------------------------------------
OPERATIONS
  Net Investment Income                         $      45        $     146        $     (15)
  Net Realized Gain from
    Investments and Foreign
    Currency Transactions                             (11)               5              723
  Net Change in Unrealized
    Appreciation (Depreciation)                       314              258              880
                                                ---------        ---------        ---------

  Net Change in Net Assets
    Resulting from Operations                         348              409            1,588

Net Equalization Credits (Debits)                    --               --               --

DIVIDENDS TO SHAREHOLDERS FROM
  Net Investment Income                               (51)            (146)            --
  Net Realized Gain on
    Investments                                      --                 (5)            (708)

Net Trust Share Transactions
  No-Load                                           8,026            7,374           11,672
  Class A                                             100              100              100
  Class B                                             100              100              100
                                                ---------        ---------        ---------
    Total                                           8,226            7,574           11,872
                                                ---------        ---------        ---------

TOTAL CHANGE IN NET ASSETS                          8,523            7,832           12,752

NET ASSETS AT BEGINNING OF PERIOD                    --               --               --
                                                ---------        ---------        ---------

NET ASSETS AT END OF PERIOD                     $   8,523        $   7,832        $  12,752
                                                =========        =========        =========

OTHER INFORMATION
INCREASE (DECREASE) IN FUND SHARES AND AMOUNTS

SHARES:
  Sales                                             1,042              785            1,625
  Reinvestments                                         2                3               32
                                                ---------        ---------        ---------
                                                    1,044              788            1,657
  Redemptions                                        (224)             (34)            (549)
                                                ---------        ---------        ---------
  Net Change                                          820              754            1,108
                                                =========        =========        =========

AMOUNTS:
  Sales                                         $  10,466        $   7,893        $  17,916
  Reinvestments                                        18               31              373
                                                ---------        ---------        ---------
                                                   10,484            7,924           18,289
  Redemptions                                      (2,258)            (350)          (6,417)
                                                ---------        ---------        ---------
  Net Change                                    $   8,226        $   7,574        $  11,872
                                                =========        =========        =========

As of September 30, 1996
Trust Shares Authorized                          Unlimited       Unlimited        Unlimited
Par Value Per Share                                 $ .001          $ .001          $  .001
Paid in Capital                                     $8,226          $7,574          $11,872



                       SEE NOTES TO FINANCIAL STATEMENTS

                         NOTES TO FINANCIAL STATEMENTS

1.       GENERAL

         The SAFECO Common Stock Trust ("Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust consists of the SAFECO Growth Fund, SAFECO Equity Fund, SAFECO Income Fund, SAFECO Northwest Fund, SAFECO International Stock Fund, SAFECO Balanced Fund, and SAFECO Small Company Stock Fund (together "the Funds").

         NEW CLASSES OF SHARES. Effective September 30, 1996, each of the Funds began issuing two new classes of shares -- Class A and Class B shares. Unlike the No-Load Class of shares (which are sold directly to the shareholder with no associated sales or distribution charges), these new classes of shares are sold by financial professionals to shareholders and have associated sales and distribution charges. Each class of shares represents an interest in the net assets of a Fund. Financial highlights (see note 9) are provided only for the no-load class of shares since the new classes of shares were first issued on the last day of the fiscal year.

2.       SIGNIFICANT ACCOUNTING POLICIES

         The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles, which permits management to make certain estimates and assumptions at the date of the financial statements.

         SECURITY VALUATION. Investments in securities are valued at the last reported sales price, unless there are no transactions in which case they are valued at the last reported bid price. When valuations are not readily available, securities are valued at fair value as determined in good faith by the board of trustees. Temporary investments are valued at amortized cost, which approximates market value.

         SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. The cost of the portfolios is the same for financial statement and federal income tax purposes. Realized gains and losses from security transactions are determined using the identified cost basis.

         INCOME RECOGNITION. Dividend income less foreign taxes withheld (if any) is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest is accrued on short-term investments and bonds daily.

         DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. For the International and Small Company Funds, net investment income is declared as a dividend to shareholders as of the last business day (ex-dividend date) of September and December. For all other Funds net investment income is distributed as of the last business day of March, June, September and December. Net realized gains on investments, if any, are normally distributed to shareholders at the end of September and December.

         EQUALIZATION. During prior periods, the Funds followed the accounting practice known as equalization by which a portion of the proceeds from sales and cost of redemptions of Trust shares equivalent, on a per-share basis, to the amount of distributable net investment income on the date of the transaction was credited or charged to undistributed income. As a result, undistributed net investment income per share was unaffected by sales or redemptions of a Fund's shares.

         Beginning October 1, 1995, the Funds discontinued the practice of equalization accounting. Therefore, distributions of net investment income after then are unaffected by trust share transactions. The change does not affect net assets, net asset value, or net investment income of the Funds.

         FEDERAL INCOME AND EXCISE TAXES. The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies by distributing substantially all taxable income to their shareholders in a manner which results in no tax to the Funds. Therefore, no federal income or excise tax provision is required.

         FOREIGN CURRENCY TRANSLATION. The accounting records of the International Fund are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment
                                                       (Continued on next page.)

securities, and dividend and interest income, are translated at the rates of exchange prevailing on the respective dates of such transactions.

         The International Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized gains or losses from foreign currency transactions arise from gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the International Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities resulting from changes in the exchange rate.

         FOREIGN EXCHANGE CONTRACTS. The International Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The International Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The objective of the International Fund's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the International Fund's foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are "marked-to-market" daily at the applicable translation rates resulting in unrealized gains or losses. Realized and unrealized gains or losses on foreign currency contracts are recorded on settlement date of the foreign currency exchange contract and are included in the Statements of Assets and Liabilities and the Statement of Operations. Risks may arise upon entering into these contracts from the potential inability of counter-parties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

3.       INVESTMENT TRANSACTIONS

                                              SAFECO        SAFECO        SAFECO       SAFECO
                                              GROWTH        EQUITY        INCOME      NORTHWEST
(In Thousands)                                 FUND          FUND          FUND         FUND
-----------------------------------------------------------------------------------------------
Purchases for the Year
  Ended September 30, 1996                    $225,194      $489,558      $132,592      $16,225
                                              ========      ========      ========      =======
Sales for the Year
  Ended September 30, 1996                    $238,206      $452,753      $115,177      $14,592
                                              ========      ========      ========      =======

Purchases and Sales amounts exclude temporary investments which, at the time of purchase, had a maturity of one year or less.

UNREALIZED APPRECIATION
  (DEPRECIATION) AT SEPTEMBER 30, 1996
Aggregate Gross Unrealized Appreciation
  for Investment Securities in Which There
  Is an Excess of Value Over Identified Cost  $ 36,050      $130,888      $ 53,674      $13,025

Aggregate Gross Unrealized Depreciation
  for Investment Securities in Which There
  Is an Excess of Identified Cost Over Value   (14,429)      (12,052)       (3,634)      (4,197)
                                              --------      --------      --------      -------
Net Unrealized Appreciation                   $ 21,621      $118,836      $ 50,040      $ 8,828
                                              ========      ========      ========      =======


                                                             SAFECO        SAFECO        SAFECO
                                                          INTERNATIONAL   BALANCED    SMALL COMPANY
(In Thousands)                                             STOCK FUND       FUND        STOCK FUND
---------------------------------------------------------------------------------------------------
PURCHASES FOR THE PERIOD ENDED SEPTEMBER 30, 1996
  (including $7,509 of U.S. Government
  securities in the Balanced Fund)                           $ 8,537       $13,125        $14,865
                                                             =======       =======        =======
SALES FOR THE PERIOD ENDED SEPTEMBER 30, 1996
  (including $2,433 of U.S. Government
  securities in the Balanced Fund)                           $   670       $ 4,533        $ 4,843
                                                             =======       =======        =======
Purchases and Sales amounts exclude temporary investments which, at the time of purchase, had a maturity of one year or less.

UNREALIZED APPRECIATION
  (DEPRECIATION) AT SEPTEMBER 30, 1996
Aggregate Gross Unrealized Appreciation
  for Investment Securities in Which There
  Is an Excess of Value Over Identified Cost                 $   639       $   394        $ 1,739

Aggregate Gross Unrealized Depreciation
  for Investment Securities in Which There
  Is an Excess of Identified Cost Over Value                    (329)         (136)          (858)
                                                             -------       -------        -------
Net Unrealized Appreciation                                  $   310       $   258        $   881
                                                             =======       =======        =======

4.       INVESTMENTS IN AFFILIATES
         Each of the companies is listed below because the Fund owned or SAFECO Asset Management Company controlled at least 5% of its voting securities during the year ended September 30, 1996.

(In Thousands)              SHARES AT                               SHARES AT                      VALUE
                            BEGINNING                                  END                      SEPTEMBER 30,
SECURITY                    OF PERIOD     ADDITIONS   REDUCTIONS    OF PERIOD      DIVIDENDS       1996
-------------------------------------------------------------------------------------------------------------
SAFECO GROWTH FUND
American Buildings Co.         --            360           (5)         355                        $ 9,410
American Coin
  Merchandising, Inc.          --            548          (48)         500            --            3,000
Open Plan Systems, Inc.        --            236           --          236            --            2,302
Lifeline Systems, Inc.         --            504           --          504            --            9,442
Harold's Stores               211            160           --          371            --            5,284
MICROS Systems, Inc.          257            158           --          415            --           12,249
First Enterprise
  Financial Group, Inc.        --            297          (15)         282            --            2,821
*Thorn Apple Valley, Inc.     313             --         (204)         109            --               --
Medex, Inc.                   377             --         (122)         255            --            3,732
Penederm, Inc.                165            529           --          694            --            4,682
*Speizman Industries, Inc.    165             --         (165)          --            --               --
                                                                                                  -------
                                                                                                  $52,922
SAFECO INCOME FUND                                                                                =======
MICROS Systems, Inc.           --            114           --          114            --          $ 3,363
                                                                                                  =======
SAFECO SMALL COMPANY
STOCK FUND
MICROS Systems, Inc.           --              9           --            9            --              251
Open Plan Systems, Inc.        --             14           --           14            --              132
Penederm, Inc.                 --             25           --           25            --              169
First Enterprise
  Financial Group, Inc.        --             38           --           38            --              375
                                                                                                  -------
                                                                                                  $   927
                                                                                                  =======

* Company was not an affiliate at end of period.

5.       INVESTMENT ADVISORY FEES AND OTHER
         TRANSACTIONS WITH AFFILIATES

         INVESTMENT ADVISORY FEES. SAFECO Asset Management Company receives investment advisory fees from the Funds. These fees are based on a percentage of each day's net assets, which, on an annual basis, is as follows:

GROWTH, EQUITY & INCOME FUNDS:          Northwest Fund:
  First $100 million      .75%            First $250 million      .75%
  Next  $150 million      .65             Next  $250 million      .65
  Next  $250 million      .55             Next  $250 million      .55
  Over  $500 million      .45             Over  $750 million      .45

BALANCED FUND:                          INTERNATIONAL STOCK FUND:
  First $250 million      .75%            First $250 million     1.10%
  Next  $250 million      .65             Next  $250 million     1.00
  Over  $500 million      .55             Over $500 million       .90

SMALL COMPANY STOCK FUND:
  First $250 million      .85%
  Next  $250 million      .75
  Over  $500 million      .65


         SAFECO Asset Management Company pays sub-advisory fees to Bank of Ireland Asset Management Company for providing investment research and advice to the International Fund.

         TRANSFER AGENT FEES. SAFECO Services Corporation receives shareholder servicing fees.

         NOTES PAYABLE AND INTEREST EXPENSE. The Funds may borrow money for temporary purposes from SAFECO Corporation or its affiliates. Interest rates equivalent to commercial bank interest rates are charged on loans over $100,000. No interest is charged on loans under $100,000.

         AFFILIATE OWNERSHIP. At September 30, 1996, SAFECO Insurance Company of America, a wholly owned subsidiary of SAFECO Corporation, owned 500,000 shares of the Northwest Fund, SAFECO Asset

Management Company owned 500,000 shares of the International and Balanced Funds, and SAFECO Corporation owned 500,000 shares of the Small Company Fund.

         DEFERRED ORGANIZATION EXPENSE. Costs related to the organization of the International, Balanced, and Small Company Funds have been deferred and are being amortized to operations over a period of sixty months. These costs were advanced by SAFECO Asset Management Company and are being paid by the Fund over the amortization period.

6.       COMMITMENTS

         At September 30, 1996, the International Fund had open forward foreign currency exchange contracts obligating it to receive of deliver the following foreign currencies (in thousands):

                                                        U.S. DOLLAR        UNREALIZED
   CURRENCY            IN EXCHANGE       SETTLEMENT     VALUE AS OF       APPRECIATION
TO BE DELIVERED            FOR              DATE          9/30/96        (DEPRECIATION)
---------------------------------------------------------------------------------------
     444
Dutch Guilder              $265           12/16/96          $261               $4
---------------------------------------------------------------------------------------

7.       NET INVESTMENT LOSS

         The SAFECO Growth Fund and the SAFECO Small Company Stock Fund had net investment losses for the year ended September 30, 1996, of $252,000 and $15,000, respectively. These amounts were netted against realized short-term capital gains to reduce the short-term capital gain distributions paid on September 30, 1996.

8. ACCUMULATED CAPITAL LOSS

         The International Fund had $11,000 of accumulated net realized losses on investment transactions at September 30, 1996. For federal income tax purposes, this represents a capital loss carryforward which will expire in the year 2004.

9.       FINANCIAL HIGHLIGHTS
         (For a Share Outstanding Throughout the Period)

         SAFECO GROWTH FUND
         NO-LOAD CLASS

                                                           FOR THE YEAR ENDED SEPTEMBER 30
                                                           -------------------------------
                                        1996       1995       1994       1993         1992
------------------------------------------------------------------------------------------
Net Asset Value at
   Beginning of Period               $  15.83   $  17.37   $  19.20   $  13.98    $  17.95


INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income (Loss)         (0.02)      0.07      (0.02)     (0.02)      (0.01)
         Net Realized and Unrealized
         Gain (Loss) on Investments      2.24       4.07       0.78       5.39       (3.15)
                                     --------   --------   --------   --------    --------
         Total from
           Investment Operations         2.22       4.14       0.76       5.37       (3.16)
                                     --------   --------   --------   --------    --------
LESS DISTRIBUTIONS
   Dividends from
           Net Investment Income           --      (0.07)        --         --          --
Distributions from
           Realized Gains               (2.60)     (5.61)     (2.59)     (0.15)      (0.81)
                                     --------   --------   --------   --------    --------
           Total Distributions          (2.60)     (5.68)     (2.59)     (0.15)      (0.81)
                                     --------   --------   --------   --------    --------
Net Asset Value at End of Period        15.45      15.83   $  17.37   $  19.20    $  13.98
                                     ========   ========   ========   ========    ========
Total Return                            14.16%     23.93%      3.88%     38.43%     -17.83%

NET ASSETS AT
   END OF PERIOD (000'S OMITTED)     $179,574   $176,483   $156,108   $158,723    $127,897
RATIO OF EXPENSES TO
   AVERAGE NET ASSETS                    1.02%      0.98%      0.95%      0.91%       0.91%
RATIO OF NET INVESTMENT INCOME (LOSS)
   TO AVERAGE NET ASSETS               - 0.14%      0.34%    - 0.12%     -0.10%      -0.10%
PORTFOLIO TURNOVER RATE                124.79%    110.44%     71.18%     57.19%      85.38%
AVERAGE COMMISSION RATE PAID         $ 0.0548         --         --         --          --
-------------------------------------------------------------------------------------------

         (For a Share Outstanding Throughout the Period)

         SAFECO EQUITY FUND
         NO-LOAD CLASS

                                                             FOR THE YEAR ENDED SEPTEMBER 30
                                                             -------------------------------
                                          1996        1995        1994       1993       1992
----------------------------------------------------------------------------------------------
Net Asset Value at
   Beginning of Period                 $  15.31    $  13.89    $  12.54   $   9.53    $  10.38

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income                   0.28        0.34        0.23       0.17        0.15
   Net Realized and Unrealized
      Gain (Loss) on Investments           2.42        2.59        1.83       3.79       (0.09)
                                       --------    --------    --------   --------     -------
      Total from Investment Operations     2.70        2.93        2.06       3.96        0.06
                                       --------    --------    --------   --------     -------
LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                (0.28)      (0.34)      (0.23)     (0.17)      (0.15)
   Distributions from
     Realized Gains                       (1.88)      (1.17)      (0.48)     (0.78)      (0.76)
                                       --------    --------    --------   --------     -------
     Total Distributions                  (2.16)      (1.51)      (0.71)     (0.95)      (0.91)
                                       --------    --------    --------   --------     -------
Net Asset Value at End of Period       $  15.85    $  15.31    $  13.89   $  12.54     $  9.53
                                       ========    ========    ========   ========     =======

Total Return                              18.04%      21.59%      16.51%     41.77%       0.41%

NET ASSETS AT
   END OF PERIOD (000'S OMITTED)       $725,780    $598,582    $412,805   $148,894     $74,383
RATIO OF EXPENSES TO
   AVERAGE NET ASSETS                      0.79%       0.84%       0.85%      0.94%       0.96%
RATIO OF NET INVESTMENT INCOME
   TO AVERAGE NET ASSETS                   1.74%       2.38%       1.72%      1.50%       1.34%
PORTFOLIO TURNOVER RATE                   74.07%      56.14%      33.33%     37.74%      39.88%
AVERAGE COMMISSION RATE PAID           $ 0.0587          --          --         --          --
-----------------------------------------------------------------------------------------------

         (For a Share Outstanding Throughout the Period)

         SAFECO INCOME FUND
         NO-LOAD CLASS

                                                                       FOR THE YEAR ENDED SEPTEMBER 30
                                                                       -------------------------------
                                             1996          1995         1994         1993         1992
-------------------------------------------------------------------------------------------------------
Net Asset Value at
   Beginning of Period                   $    19.11     $  17.25     $   17.79    $  16.27     $  15.35

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income                       0.73         0.82          0.81        0.78         0.80
   Net Realized and Unrealized
      Gain (Loss) on Investments               2.84         2.71         (0.30)       1.52         0.96
                                         ----------     --------     ---------    --------     --------
      Total from Investment Operations         3.57         3.53          0.51        2.30         1.76
                                         ----------     --------     ---------    --------     --------
LESS DISTRIBUTIONS
   Dividends from
      Net Investment Income                   (0.73)       (0.82)        (0.81)      (0.78)       (0.80)

Distributions from
      Realized Gains                          (1.92)       (0.85)        (0.24)         --        (0.04)
                                         ----------     --------     ---------    --------     --------
      Total Distributions                     (2.65)       (1.67)        (1.05)      (0.78)       (0.84)
                                         ----------     --------     ---------    --------     --------
Net Asset Value at End of Period         $    20.03     $  19.11     $   17.25    $  17.79     $  16.27
                                         ==========     ========     =========    ========     ========

Total Return                                  18.98%       21.04%         2.98%      14.35%       11.75%

NET ASSETS AT
   END OF PERIOD (000'S OMITTED)         $  260,023     $217,870     $ 190,610    $203,019     $181,582
RATIO OF EXPENSES TO
   AVERAGE NET ASSETS                          0.86%        0.87%         0.86%       0.90%        0.90%
RATIO OF NET INVESTMENT INCOME
   TO AVERAGE NET ASSETS                       3.56%        4.55%         4.59%       4.55%        5.06%
PORTFOLIO TURNOVER RATE                       50.11%       31.12%        19.30%      20.74%       20.35%
AVERAGE COMMISSION RATE PAID             $   0.0591           --            --          --           --
--------------------------------------------------------------------------------------------------------

         (For a Share Outstanding Throughout the Period)

         SAFECO NORTHWEST FUND
         NO-LOAD CLASS

                                           -------------------------------------------------------------------------
                                              1996+          1995+            1994+            1993++        1992+++
--------------------------------------------------------------------------------------------------------------------
Net Asset Value at
   Beginning of Period                     $   14.41       $  12.59        $  12.34         $  12.59        $  11.37

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income                        0.02           0.04            0.04             0.02            0.06
   Net Realized and Unrealized
      Gain (Loss) on Investments                1.32           2.35            0.59            (0.25)           1.53
                                           ---------       --------        --------         --------        --------
         Total from Investment Operations       1.34           2.39            0.63            (0.23)           1.59
                                           ---------       --------        --------         --------        --------
LESS DISTRIBUTIONS
   Dividends from
      Net Investment Income                    (0.02)         (0.04)          (0.04)           (0.02)          (0.06)
   Distributions from
      Realized Gains                           (1.95)         (0.53)          (0.34)              --           (0.31)
                                           ---------       --------        --------         --------        --------
      Total Distributions                      (1.97)         (0.57)          (0.38)           (0.02)          (0.37)
                                           ---------       --------        --------         --------        --------
Net Asset Value at End of Period           $   13.78       $  14.41       $   12.59         $  12.34        $  12.59
                                           =========       ========       =========         ========        ========
Total Return                                    9.61%         19.01%           5.19%           -1.86**         14.08%

Net Assets at
   End of Period (000's omitted)           $  43,128       $ 40,140       $  36,383         $ 39,631        $ 40,402
Ratio of Expenses to
   Average Net Assets                           1.07%          1.09%           1.06%            1.11%*          1.11%
Ratio of Net Investment Income
   to Average Net Assets                        0.11%          0.31%           0.33%            0.18%*          0.55%
Portfolio Turnover Rate                        35.69%         19.59%          18.46%           14.05%*         33.34%
Average Commission Rate Paid               $  0.0591             --              --               --              --
---------------------------------------------------------------------------------------------------------------------

         **       Not annualized.
          *       Annualized.
          +       For the year ended September 30.
         ++       For the nine-month period ended September 30, 1993.
        +++       For the year ended December 31, 1992.

        (For a Share Outstanding Throughout the Period)

NO-LOAD CLASS

                                                         FOR THE PERIOD FROM JANUARY 31, 1996
                                           (COMMENCEMENT OF OPERATIONS) TO SEPTEMBER 30, 1996
                                           --------------------------------------------------
                                                     SAFECO         SAFECO             SAFECO
                                              INTERNATIONAL       BALANCED      SMALL COMPANY
                                                 STOCK FUND           FUND         STOCK FUND
---------------------------------------------------------------------------------------------
NET ASSET VALUE AT
    BEGINNING OF PERIOD                           $   10.00      $   10.00          $   10.00

INCOME FROM INVESTMENT OPERATIONS
    Net Investment Income (Loss)                       0.06           0.21              (0.01)
    Net Realized and Unrealized Gain
      on Investments and Foreign
      Currency Transactions                            0.39           0.39               2.19
                                                  ---------      ---------          ---------

       Total from Investment Operations                0.45           0.60               2.18
                                                  ---------      ---------          ---------

LESS DISTRIBUTIONS
    Dividends from Net Investment Income              (0.06)         (0.21)              --
    Distributions from Realized Gains                  --            (0.01)             (0.67)
                                                  ---------      ---------          ---------

       Total Distributions                            (0.06)         (0.22)             (0.67)
                                                  ---------      ---------          ---------

Net Asset Value at End of Period                  $   10.39      $   10.38          $   11.51
                                                  =========      =========          =========

TOTAL RETURN**                                         4.54%          5.99%             21.83%

NET ASSETS AT END OF PERIOD (000'S OMITTED)       $   8,323      $   7,632          $  12,552
RATIO OF EXPENSES TO AVERAGE NET ASSETS*               2.36%          1.32%              1.49%
RATIO OF NET INVESTMENT INCOME (LOSS)
    TO AVERAGE NET ASSETS*                             0.93%          3.21%             -0.24%
PORTFOLIO TURNOVER RATE*                              15.73%        143.87%             91.03%
AVERAGE COMMISSION RATE PAID                      $  0.0225      $  0.0560          $  0.0510

*       Annualized.
**      Not annualized.

                          Report of Ernst & Young LLP,
                              Independent Auditors

To the Board of Trustees and Shareholders of the SAFECO Common Stock Trust

         We have audited the accompanying statements of assets and liabilities, including the portfolios of investments in securities, of the SAFECO Common Stock Trust (comprising, respectively, the SAFECO Growth Fund, SAFECO Equity Fund, SAFECO Income Fund, SAFECO Northwest Fund, SAFECO International Stock Fund, SAFECO Balanced Fund, and SAFECO Small Company Stock Fund) as of September 30, 1996. For the SAFECO Growth Fund, SAFECO Equity Fund, and SAFECO Income Fund, we have audited the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. For the SAFECO Northwest Fund, we have audited the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period ended September 30, 1996, for the nine-month period ended September 30, 1993, and for the year ended December 31, 1992. For the SAFECO International Stock Fund, SAFECO Balanced Fund, and SAFECO Small Company Stock Fund, we have audited the related statements of operations, the statements of changes in net assets, and the financial highlights for the period from January 31, 1996 (commencement of operations) to September 30, 1996. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

         We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1996, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

         In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting the SAFECO Common Stock Trust at September 30, 1996, the results of their operations, the changes in their net assets, and financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.

                                                 Ernst & Young LLP

Seattle, Washington
November 1, 1996

                             SAFECO FAMILY OF FUNDS

STABILITY OF PRINCIPAL
     SAFECO Money Market Fund
     SAFECO Tax-Free Money Market Fund

TAXABLE BOND INCOME
     SAFECO Intermediate-Term U.S. Treasury Fund
     SAFECO GNMA Fund
     SAFECO High-Yield Bond Fund
     SAFECO Managed Bond Fund

TAX-FREE BOND INCOME
     SAFECO Intermediate-Term Municipal Bond Fund
     SAFECO Insured Municipal Bond Fund
     SAFECO Municipal Bond Fund
     SAFECO California Tax-Free Income Fund
     SAFECO Washington State Municipal Bond Fund

HIGH CURRENT INCOME
WITH LONG-TERM GROWTH
     SAFECO Income Fund
     SAFECO Balanced Fund

LONG-TERM GROWTH
     SAFECO Growth Fund
     SAFECO Equity Fund
     SAFECO Northwest Fund
     SAFECO International Stock Fund
     SAFECO Small Company Stock Fund

For more complete information on any SAFECO Mutual Fund, including management fees and expenses, call or write for a free Prospectus. Please read it carefully before you invest or send money.

SAFECO COMMON STOCK FUNDS

BOARD OF TRUSTEES:
Boh A. Dickey, Chairman
Barbara J. Dingfield
David F. Hill
Richard W. Hubbard
Richard E. Lundgren
Larry L. Pinnt
John W. Schneider

OFFICERS:
David F. Hill, President
Ronald L. Spaulding
  Vice President and Treasurer
Neal A. Fuller
  Vice President and Controller

INVESTMENT ADVISOR:
SAFECO Asset
  Management Company

DISTRIBUTOR:
SAFECO Securities, Inc.

TRANSFER AGENT:
SAFECO Services Corporation

CUSTODIAN:
U.S. Bank of Washington, N.A.
Chase Manhattan Bank
  (International Stock Fund only)


FOR SHAREHOLDER SERVICE:

Monday-Friday,
5:30am - 7:00pm Pacific Time

NATIONWIDE: 1-800-624-5711

SEATTLE: 545-7319

TTY/TDD: 1-800-438-8718



FOR ACCOUNT INFORMATION,
YIELDS, PRICES AND
PERFORMANCE INFORMATION:

24 hours a day, 7 days a week

NATIONWIDE: 1-800-835-4391

SEATTLE: 545-5113



MAILING ADDRESS:

SAFECO Mutual Funds
P.O. Box 34890
Seattle, WA 98124-1890

HOME PAGE:
http://networth.galt.com/safeco

E-MAIL: mfunds@safeco.com



GMF 659 11/96
[RECYCLE LOGO] Printed on Recycled Paper.

This report must be preceded or
accompanied by a current prospectus.

(R) Registered trademark of SAFECO Corporation.